UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2021

Date of reporting period: June 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

JUN    06.30.21

SEMI-ANNUAL REPORT

AB HIGH YIELD PORTFOLIO

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB High Yield Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB HIGH YIELD PORTFOLIO | 1

SEMI-ANNUAL REPORT

August 10, 2021

This report provides management’s discussion of fund performance for the AB High Yield Portfolio for the semi-annual reporting period ended June 30, 2021. Prior to April 30, 2021, the Fund was named AB FlexFeeTM High Yield Portfolio.

From February 26, 2018 through April 29, 2021, the Fund had a performance-based, or fulcrum, advisory fee. Accordingly, performance information shown during this period reflects performance fee adjustments and would have been different if the Fund had been managed under the current advisory fee arrangement. Class A and Class Z shares of the Fund were not in operation during this period.

The Fund’s investment objective is to seek to maximize total return consistent with prudent investment management.

NAV RETURNS AS OF JUNE 30, 2021 (unaudited)

	6 Months		12 Months

AB HIGH YIELD PORTFOLIO

Class A Shares	1.76%	[1]	—

Advisor Class Shares[2]	4.99%		18.96%

Class Z Shares[2]	1.80%	[1]	—

Primary Benchmark:[3] Bloomberg Barclays US Corporate HY 2% Issuer Capped Index	3.61%		15.34%

Markit iBoxx USD Liquid High Yield Index	3.04%		13.73%

1	Since recommencement of operations on 4/30/2021.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3

Effective April 30, 2021, the broad-based index used for comparison with the Fund’s performance has changed from the Markit iBoxx USD Liquid High Yield Index to the Bloomberg Barclays US Corporate HY 2% Issuer Capped Index in connection with the elimination of a performance (fulcrum) fee arrangement for the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Bloomberg Barclays US Corporate High Yield (“HY”) 2% Issuer Capped Index, for the six- and 12-month periods ended June 30, 2021. The table also includes the Markit iBoxx USD Liquid High Yield Index. Classes A and Z recommenced operations on April 30, 2021; due to limited performance history, there is no discussion of performance for these share classes.

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The Fund outperformed the primary benchmark for both periods, before sales charges. In the six-month period, security selection was the main contributor, relative to the benchmark, due to selections among energy, media, services and finance that more than offset losses in airlines. The use of derivatives, including high-yield credit default swaps, added to industry returns, exceeding a loss from US Treasury securities. The Fund’s longer-than-benchmark duration and yield-curve positioning in the five-year part of the yield curve were minor detractors. Currency decisions did not have a material impact on overall performance.

In the 12-month period, security selection was the primary contributor to performance, as gains from selection within energy, services, capital goods, consumer cyclical–other and finance were greater than losses in transportation services and airlines. Industry allocation also contributed, from the use of derivatives, including high-yield credit default swaps, that exceeded a loss from US Treasury securities. The Fund’s longer-than-benchmark duration and overall yield-curve positioning were minor contributors to performance. Currency decisions had no material impact on performance during the period.

During both periods, the Fund utilized derivatives in the form of futures to hedge duration and interest-rate risk, and interest rate swaps to hedge duration risk. Currency forwards were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps, both single name and index, were used to take active exposure as well as to hedge investment-grade and high-yield credit risk taken through cash bonds. Total return swaps were used to create synthetic high-yield exposure.

MARKET REVIEW AND INVESTMENT STRATEGY

Global fixed-income market returns were mixed over the six-month period ended June 30, 2021, with elevated volatility and dispersion between regions and credit sectors. Developed-market government bonds fell in all major developed markets except Japan. Historically low interest rates also set the stage for a sharp rebound in risk assets. High-yield developed- and emerging-market corporate bonds led significant positive gains as investors searched for higher yields. Emerging-market hard-currency high-yield sovereign bonds also provided positive results. Developed-market investment-grade corporate bonds and securitized assets fell but outperformed developed-market treasuries. Emerging-market local-currency bonds trailed, as the US dollar gained on the majority of emerging-market currencies, and as the US dollar advanced on most developed-market currencies. Brent crude oil prices rebounded sharply on the improved global economic outlook and from OPEC+ production cuts. In addition, copper advanced strongly, partly due to increased demand for infrastructure and green-energy initiatives.

abfunds.com	AB HIGH YIELD PORTFOLIO | 3

The Fund’s Senior Investment Management Team (the “Team”) continues to seek to maximize total return, utilizing a high-yield strategy with a global, multi-sector approach. The Team invests in corporate bonds from US and non-US issuers and government bonds from developed and emerging markets, primarily focusing on lower-rated bonds (“junk bonds”), although it may also invest in investment-grade bonds.

INVESTMENT POLICIES

At least 80% of the Fund’s net assets will, under normal circumstances, be invested in fixed-income securities rated Ba1 or lower by Moody’s Investors Service or BB+ or lower by S&P Global Ratings or Fitch Ratings (commonly known as “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund may also invest in equity securities.

In selecting securities for purchase or sale by the Fund, the Adviser attempts to take advantage of inefficiencies that it believes exist in the global debt markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser combines quantitative analysis with fundamental credit and economic research in seeking to exploit these inefficiencies.

The Fund will most often invest in securities of US issuers, but may also purchase fixed-income securities of foreign issuers, including securities denominated in foreign currencies and securities of emerging-market issuers. The Adviser may or may not hedge any foreign currency exposure through the use of currency-related derivatives.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund may, for example, use credit default and interest rate swaps to gain exposure to the fixed-income markets or particular fixed-income securities and, as noted above, may use currency-related derivatives. The Adviser may use derivatives to effectively leverage the Fund by creating aggregate market exposure substantially in excess of the Fund’s net assets.

4 | AB HIGH YIELD PORTFOLIO	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays US Corporate HY 2% Issuer Capped Index and the Markit iBoxx USD Liquid High Yield Index are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays US Corporate HY 2% Issuer Capped Index is the 2% Issuer Capped component of the US Corporate High Yield Index, which represents the performance of fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million and at least one year to maturity. The Markit iBoxx USD Liquid High Yield Index consists of USD high-yield bond issues with more than $400 million outstanding, selected to provide a balanced representation of the broad USD high-yield liquid corporate bond universe. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the bond or stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility, due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

abfunds.com	AB HIGH YIELD PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in fixed-income securities denominated in foreign currencies or reduce the Fund’s returns.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

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DISCLOSURES AND RISKS (continued)

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

Performance information prior to July 26, 2016 shown in this report reflects the historical performance of the AB High-Yield Portfolio, a series of The AB Pooling Portfolios (the “Accounting Survivor”). Upon completion of a reorganization of the Accounting Survivor into the Fund on July 26, 2016 (the “Reorganization”), Class Z shares of the Fund assumed the performance and financial history of the Accounting Survivor. Because the Fund has higher expenses than the Accounting Survivor had, the Accounting Survivor’s performance would have been lower than that shown had it operated with the Fund’s current expense levels. At the time of the Reorganization, the Accounting Survivor and the Fund had substantially similar investment objectives and strategies.

From February 26, 2018 through April 29, 2021, the Fund had a performance-based, or fulcrum, advisory fee. Accordingly, performance information shown during this period reflects performance fee adjustments and would have been different if the Fund had been managed under the current advisory fee arrangement. Class A and Class Z shares of the Fund were not in operation during this period.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each

abfunds.com	AB HIGH YIELD PORTFOLIO | 7

DISCLOSURES AND RISKS (continued)

share class: a 4.25% maximum front-end sales charge for Class A shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

CLASS A SHARES			2.09%

Since Recommencement of Operations[2]	1.76%	-2.54%

ADVISOR CLASS SHARES[3]			2.55%

1 Year	18.96%	18.96%

5 Years	7.79%	7.79%

10 Years	6.95%	6.95%

CLASS Z SHARES[3]			2.66%

Since Recommencement of Operations[2]	1.80%	1.80%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 2.27%, 2.02% and 1.93% for Class A, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) to 0.85%, 0.60% and 0.60% for Class A, Advisor Class and Class Z shares, respectively. These waivers/reimbursements may not be terminated before April 30, 2022. Any fees waived and expenses borne by the Adviser through December 31, 2019 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s total other expenses to exceed the expense limitation for Advisor Class shares in effect (1) at the time of the waiver or reimbursement or (2) at the time of recapture. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratio shown above may differ from the expense ratio in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended June 30, 2021.

2	Recommencement of operations date: 4/30/2021.

3

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB HIGH YIELD PORTFOLIO | 9

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

Since Recommencement of Operations[1]	-2.54%

ADVISOR CLASS SHARES[2]

1 Year	18.96%

5 Years	7.79%

10 Years	6.95%

CLASS Z SHARES[3]

Since Recommencement of Operations[1]	1.80%

1	Recommencement of operation date: 4/30/2021.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period*		Annualized Expense Ratio*
Class A
Actual	$1,000	$1,017.60	$1.46	***	0.85	%***
Hypothetical**	$1,000	$1,020.58	$4.26	***	0.85	%***
Advisor Class
Actual	$1,000	$1,049.90	$2.13		0.42%
Hypothetical**	$1,000	$1,022.71	$2.11		0.42%
Class Z
Actual	$1,000	$1,018.00	$1.03	***	0.60	%***
Hypothetical**	$1,000	$1,021.82	$3.01	***	0.60	%***

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

***

Expenses paid are based on the period from April 30, 2021 (commencement of distribution) and are equal to the class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the since recommencement of operations period).

abfunds.com	AB HIGH YIELD PORTFOLIO | 11

PORTFOLIO SUMMARY

June 30, 2021 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $59.2

1

All data are as of June 30, 2021. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” represents less than 0.1% weightings in the following security types: Emerging Markets–Treasuries, Rights and Warrants.

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PORTFOLIO OF INVESTMENTS

June 30, 2021 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 77.6%
Industrial – 69.8%
Basic – 4.0%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	28	$29,242
Arconic Corp. 6.125%, 02/15/2028(a)		11	11,796
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		150	146,625
Berry Global, Inc. 5.125%, 07/15/2023		1	1,001
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		19	20,982
CF Industries, Inc. 3.45%, 06/01/2023		64	66,924
4.95%, 06/01/2043		44	51,915
5.15%, 03/15/2034		23	27,972
5.375%, 03/15/2044		73	90,160
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(a)		6	6,311
4.875%, 03/01/2031(a)		4	4,203
9.875%, 10/17/2025(a)		118	138,026
Commercial Metals Co. 4.875%, 05/15/2023		50	52,849
5.375%, 07/15/2027		45	47,702
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		29	29,719
ERP Iron Ore, LLC 9.039%, 12/31/2019(b)(c)(d)(e)(f)(g)		5	4,250
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		178	189,615
Freeport-McMoRan, Inc. 5.25%, 09/01/2029		104	114,709
5.40%, 11/14/2034		99	120,090
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		10	10,777
Graphic Packaging International LLC 4.75%, 07/15/2027(a)		28	30,388
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		79	81,138
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		37	41,303
Ingevity Corp. 3.875%, 11/01/2028(a)		131	130,725
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a)(g)		39	40,055

abfunds.com	AB HIGH YIELD PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(a)	U.S.$	72		$79,726
Kleopatra Finco Sarl 4.25%, 03/01/2026(a)	EUR	100		119,070
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b)(c)(d)(e)(h)	U.S.$	60		– 0	–
Mercer International, Inc. 5.125%, 02/01/2029(a)		11		11,313
NOVA Chemicals Corp. 5.25%, 06/01/2027(a)		54		58,166
Olin Corp. 5.625%, 08/01/2029		57		62,789
Peabody Energy Corp. 6.00%, 03/31/2022(a)		0	**	241
6.375%, 03/31/2025(a)		30		22,099
8.50% (6.00% Cash and 2.50% PIK), 12/31/2024(a)(g)		42		31,905
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		46		45,713
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.00%, 10/15/2027(a)		147		145,963
Sealed Air Corp. 5.25%, 04/01/2023(a)		35		37,029
5.50%, 09/15/2025(a)		33		36,927
SPCM SA 4.875%, 09/15/2025(a)		58		59,698
TPC Group, Inc. 10.50%, 08/01/2024(a)		24		22,541
Valvoline, Inc. 4.25%, 02/15/2030(a)		133		137,363

				2,359,020

Capital Goods – 5.5%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a)(g)	EUR	120		145,907
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)	U.S.$	200		199,371
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 08/15/2027(a)		200		203,750
Ball Corp. 2.875%, 08/15/2030		222		217,722
5.00%, 03/15/2022		50		50,960

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bombardier, Inc. 6.00%, 10/15/2022(a)	U.S.$	98	$98,146
7.50%, 12/01/2024-03/15/2025(a)		151	156,715
7.875%, 04/15/2027(a)		10	10,366
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		73	76,617
5.125%, 07/15/2029(a)		11	11,963
Colfax Corp. 6.375%, 02/15/2026(a)		9	9,515
Crown Cork & Seal Co., Inc. 7.375%, 12/15/2026		20	24,561
Energizer Holdings, Inc. 4.375%, 03/31/2029(a)		74	74,106
EnerSys 4.375%, 12/15/2027(a)		80	83,559
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		162	169,697
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		140	140,004
4.00%, 08/01/2028(a)		120	118,594
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		18	20,050
Griffon Corp. 5.75%, 03/01/2028		3	3,185
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		6	6,135
Madison IAQ LLC 5.875%, 06/30/2029(a)		81	82,423
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		81	83,267
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/2025(a)		97	99,237
Renk Ag Frankfurt 5.75%, 07/15/2025	EUR	100	123,008
SPX FLOW, Inc. 5.875%, 08/15/2026(a)	U.S.$	68	70,261
Stevens Holding Co., Inc. 6.125%, 10/01/2026(a)		20	21,452
Tervita Corp. 11.00%, 12/01/2025(a)		173	193,570
TransDigm, Inc. 4.625%, 01/15/2029(a)		16	16,049
4.875%, 05/01/2029(a)		84	84,881
6.25%, 03/15/2026(a)		135	142,399
6.375%, 06/15/2026		27	27,951
8.00%, 12/15/2025(a)		61	65,897

abfunds.com	AB HIGH YIELD PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Triumph Group, Inc. 6.25%, 09/15/2024(a)	U.S.$	23	$23,353
7.75%, 08/15/2025		23	23,673
8.875%, 06/01/2024(a)		32	35,756
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100	120,280
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)	U.S.$	91	98,351
7.25%, 06/15/2028(a)		107	119,153

			3,251,884

Communications - Media – 10.1%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		125	132,152
Altice Financing SA 5.00%, 01/15/2028(a)		378	371,774
AMC Networks, Inc. 4.25%, 02/15/2029		133	134,375
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		8	8,269
Cable One, Inc. 4.00%, 11/15/2030(a)		102	102,439
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		50	50,960
4.50%, 08/15/2030-06/01/2033(a)		288	299,273
4.75%, 03/01/2030(a)		40	42,267
5.00%, 02/01/2028(a)		193	202,508
5.75%, 02/15/2026(a)		296	305,947
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		197	201,525
CSC Holdings LLC 3.375%, 02/15/2031(a)		208	196,488
4.625%, 12/01/2030(a)		316	309,949
DISH DBS Corp. 5.125%, 06/01/2029(a)		96	94,882
5.875%, 07/15/2022-11/15/2024		201	212,286
7.75%, 07/01/2026		101	114,330
DISH Network Corp. 3.375%, 08/15/2026(i)		27	27,584
iHeartCommunications, Inc. 5.25%, 08/15/2027(a)		37	38,728
6.375%, 05/01/2026		5	5,431
8.375%, 05/01/2027		40	43,184
Lamar Media Corp. 4.875%, 01/15/2029		8	8,440
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		200	215,204

16 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Liberty Interactive LLC 8.25%, 02/01/2030	U.S.$	174	$198,998
Meredith Corp. 6.875%, 02/01/2026		149	155,301
National CineMedia LLC 5.75%, 08/15/2026		21	18,913
5.875%, 04/15/2028(a)		60	58,939
Netflix, Inc. 3.625%, 05/15/2027	EUR	124	169,088
4.375%, 11/15/2026	U.S.$	25	28,416
4.625%, 05/15/2029	EUR	113	167,378
4.875%, 04/15/2028	U.S.$	100	116,227
Scripps Escrow II, Inc. 3.875%, 01/15/2029(a)		121	120,044
5.375%, 01/15/2031(a)		18	17,952
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		44	43,274
5.125%, 02/15/2027(a)		9	9,068
5.50%, 03/01/2030(a)		153	155,880
Sirius XM Radio, Inc. 3.875%, 08/01/2022(a)		33	33,053
4.00%, 07/15/2028(a)		135	139,286
4.125%, 07/01/2030(a)		111	112,294
4.625%, 07/15/2024(a)		116	119,106
5.375%, 07/15/2026(a)		35	36,122
5.50%, 07/01/2029(a)		82	89,338
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	100	124,128
TEGNA, Inc. 5.00%, 09/15/2029	U.S.$	177	185,287
Univision Communications, Inc. 4.50%, 05/01/2029(a)		19	19,143
6.625%, 06/01/2027(a)		203	219,957
9.50%, 05/01/2025(a)		10	11,029
Urban One, Inc. 7.375%, 02/01/2028(a)		114	123,136
Virgin Media Secured Finance PLC 5.50%, 05/15/2029(a)		200	214,955
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		200	204,582

			6,008,889

Communications - Telecommunications – 5.4%
Altice France SA/France 5.125%, 07/15/2029(a)		402	403,517
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		200	211,500

abfunds.com	AB HIGH YIELD PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Embarq Corp. 7.995%, 06/01/2036	U.S.$	131	$148,490
Everi Holdings, Inc. 5.00%, 07/15/2029		21	21,000
Frontier Communications Holdings LLC 6.75%, 05/01/2029(a)		43	45,749
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		125	140,101
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(c)(j)		158	91,011
8.50%, 10/15/2024(a)(c)(j)		47	27,628
Level 3 Financing, Inc. 3.75%, 07/15/2029(a)		66	64,182
4.25%, 07/01/2028(a)		134	135,975
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)		238	231,780
Series G		134	135,975
6.875%, 01/15/2028		65	72,818
Sprint Capital Corp. 8.75%, 03/15/2032		321	487,770
Sprint Communications, Inc. 6.00%, 11/15/2022		38	40,379
Sprint Corp. 7.875%, 09/15/2023		73	82,986
Switch Ltd. 4.125%, 06/15/2029(a)		87	89,188
T-Mobile USA, Inc. 2.625%, 02/15/2029		80	79,024
2.875%, 02/15/2031		155	153,721
3.375%, 04/15/2029		47	48,601
3.50%, 04/15/2031		126	130,206
4.50%, 02/01/2026		103	105,458
4.75%, 02/01/2028		57	61,039
Telecom Italia Capital SA 6.375%, 11/15/2033		90	107,311
Telesat Canada/Telesat LLC 6.50%, 10/15/2027(a)		30	28,584
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(a)		161	164,394
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 01/15/2027(a)		1	907

			3,173,319

Consumer Cyclical - Automotive – 3.6%
Adient US LLC 9.00%, 04/15/2025(a)		26	28,611
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		72	70,649
5.875%, 06/01/2029(a)		30	32,959

18 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

American Axle & Manufacturing, Inc. 6.25%, 04/01/2025	U.S.$	29	$29,996
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(a)		103	109,703
Dana, Inc. 4.25%, 09/01/2030		20	20,569
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		26	28,011
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b)(c)(e)(h)		32	– 0	–
(First Lien) 11.00%, 10/31/2024(b)(c)(e)(h)		13	– 0	–
Ford Motor Co. 8.50%, 04/21/2023		128	142,842
9.00%, 04/22/2025		36	44,362
Ford Motor Credit Co. LLC 3.096%, 05/04/2023		221	225,481
3.219%, 01/09/2022		221	223,261
4.00%, 11/13/2030		200	209,801
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029(a)		135	141,088
5.25%, 07/15/2031(a)		36	37,537
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024(a)	EUR	100	130,423
6.875%, 11/15/2026(a)		100	138,001
Meritor, Inc. 4.50%, 12/15/2028(a)	U.S.$	21	21,277
6.25%, 06/01/2025(a)		8	8,516
Navistar International Corp. 6.625%, 11/01/2025(a)		107	110,545
PM General Purchaser LLC 9.50%, 10/01/2028(a)		90	94,800
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		12	12,446
Tenneco, Inc. 5.00%, 07/15/2026		70	69,644
5.125%, 04/15/2029(a)		76	78,182
7.875%, 01/15/2029(a)		35	39,524
Titan International, Inc. 7.00%, 04/30/2028(a)		60	62,627

			2,110,855

Consumer Cyclical - Entertainment – 4.5%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		26	26,930
Carnival Corp. 5.75%, 03/01/2027(a)		159	166,155

abfunds.com	AB HIGH YIELD PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

9.875%, 08/01/2027(a)	U.S.$	28	$32,690
10.50%, 02/01/2026(a)		260	302,067
11.50%, 04/01/2023(a)		75	84,686
Cedar Fair LP 5.25%, 07/15/2029		15	15,463
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.375%, 06/01/2024		70	70,743
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027		64	66,077
5.50%, 05/01/2025(a)		192	200,756
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		51	52,298
Mattel, Inc. 3.375%, 04/01/2026(a)		78	80,862
3.75%, 04/01/2029(a)		98	101,888
5.875%, 12/15/2027(a)		100	109,027
6.75%, 12/31/2025(a)		11	11,557
NCL Corp., Ltd. 3.625%, 12/15/2024(a)		79	76,249
5.875%, 03/15/2026(a)		24	25,140
10.25%, 02/01/2026(a)		53	62,020
Royal Caribbean Cruises Ltd. 5.50%, 04/01/2028(a)		173	180,750
10.875%, 06/01/2023(a)		138	156,285
11.50%, 06/01/2025(a)		122	140,337
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		33	35,761
9.50%, 08/01/2025(a)		42	45,198
Six Flags Entertainment Corp. 4.875%, 07/31/2024(a)		117	118,140
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		125	134,712
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		167	178,710
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		16	15,807
7.00%, 02/15/2029(a)		29	30,267
13.00%, 05/15/2025(a)		48	56,450
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		29	29,514
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		69	69,900

			2,676,439

20 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 4.0%
Adams Homes, Inc. 7.50%, 02/15/2025(a)	U.S.$	58		$60,810
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.75%, 08/01/2025(a)		20		20,713
Beazer Homes USA, Inc. 6.75%, 03/15/2025		28		29,158
Boyd Gaming Corp. 8.625%, 06/01/2025(a)		20		22,027
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		67		66,486
6.25%, 09/15/2027(a)		151		159,884
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		138		146,380
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		148		153,169
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)		26		26,942
Empire Communities Corp. 7.00%, 12/15/2025(a)		61		64,291
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		91		96,089
Forestar Group, Inc. 3.85%, 05/15/2026(a)		41		41,430
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		100		98,777
4.875%, 01/15/2030		17		18,189
5.375%, 05/01/2025(a)		40		42,130
5.75%, 05/01/2028(a)		11		11,901
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		37		36,933
5.00%, 06/01/2029(a)		52		53,092
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125%, 12/01/2024		28		29,305
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		40		42,103
K. Hovnanian Enterprises, Inc. 10.00%, 07/15/2022(a)		49		49,417
KB Home 7.00%, 12/15/2021		0	**	147
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		119		123,817

abfunds.com	AB HIGH YIELD PORTFOLIO | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mattamy Group Corp. 4.625%, 03/01/2030(a)	U.S.$	58	$59,358
MGM Resorts International 6.00%, 03/15/2023		33	35,289
7.75%, 03/15/2022		16	16,721
Scientific Games International, Inc. 7.00%, 05/15/2028(a)		9	9,832
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029(a)		20	20,522
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026(a)		57	59,123
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		16	15,800
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		54	61,207
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(a)		17	19,018
5.875%, 04/15/2023(a)		8	8,520
Travel + Leisure Co. 4.625%, 03/01/2030(a)		12	12,387
6.625%, 07/31/2026(a)		233	263,900
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		4	4,296
5.50%, 03/01/2025(a)		236	253,997
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		86	91,014
7.75%, 04/15/2025(a)		48	51,719

			2,375,893

Consumer Cyclical - Restaurants – 1.0%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030(a)		173	167,408
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		146	144,312
4.25%, 05/15/2024(a)		23	23,260
5.75%, 04/15/2025(a)		66	69,895
IRB Holding Corp. 6.75%, 02/15/2026(a)		12	12,429
7.00%, 06/15/2025(a)		5	5,399
Yum! Brands, Inc. 4.625%, 01/31/2032		140	147,126

			569,829

22 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 3.4%
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a)(g)	U.S.$	8	$8,209
Dufry One BV 2.50%, 10/15/2024(a)	EUR	103	121,627
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)	U.S.$	29	28,741
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		13	13,225
Hanesbrands, Inc. 4.625%, 05/15/2024(a)		191	203,007
5.375%, 05/15/2025(a)		25	26,459
L Brands, Inc. 5.25%, 02/01/2028		20	22,428
6.625%, 10/01/2030(a)		146	168,878
6.75%, 07/01/2036		48	60,189
6.875%, 11/01/2035		128	162,231
7.50%, 06/15/2029		17	20,018
LBM Acquisition LLC 6.25%, 01/15/2029(a)		14	14,106
Levi Strauss & Co. 3.50%, 03/01/2031(a)		38	37,873
Magic Mergeco, Inc. 5.25%, 05/01/2028(a)		62	63,660
7.875%, 05/01/2029(a)		58	59,763
Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)		125	123,605
5.625%, 05/01/2027		2	2,464
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		27	28,821
Party City Holdings, Inc. 8.75%, 02/15/2026(a)		20	21,406
Rite Aid Corp. 7.50%, 07/01/2025(a)		22	22,326
8.00%, 11/15/2026(a)		263	266,956
Sonic Automotive, Inc. 6.125%, 03/15/2027		20	20,486
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		130	136,313
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		19	19,599
Staples, Inc. 7.50%, 04/15/2026(a)		112	116,044
10.75%, 04/15/2027(a)		61	62,219

abfunds.com	AB HIGH YIELD PORTFOLIO | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

TPro Acquisition Corp. 11.00%, 10/15/2024(a)	U.S.$	33	$36,146
White Cap Buyer LLC 6.875%, 10/15/2028(a)		19	20,269
William Carter Co. (The) 5.50%, 05/15/2025(a)		25	26,431
5.625%, 03/15/2027(a)		119	125,158

			2,038,657

Consumer Non-Cyclical – 8.4%
AdaptHealth LLC 4.625%, 08/01/2029(a)		121	122,606
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		53	53,762
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		326	322,127
4.875%, 02/15/2030(a)		100	106,648
5.75%, 03/15/2025		11	11,268
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		189	205,427
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		196	200,441
5.75%, 08/15/2027(a)		85	89,315
6.125%, 04/15/2025(a)		44	45,086
9.00%, 12/15/2025(a)		103	110,415
Catalent Pharma Solutions, Inc. 3.125%, 02/15/2029(a)		50	48,460
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		78	83,569
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		42	42,556
4.00%, 03/15/2031(a)		151	156,892
Chobani LLC/Chobani Finance Corp., Inc. 4.625%, 11/15/2028(a)		24	24,838
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		20	20,072
5.625%, 03/15/2027(a)		17	18,141
6.00%, 01/15/2029(a)		14	14,985
6.625%, 02/15/2025(a)		52	54,962
6.875%, 04/01/2028-04/15/2029(a)		470	485,127
DaVita, Inc. 3.75%, 02/15/2031(a)		155	148,819
4.625%, 06/01/2030(a)		132	135,825
Elanco Animal Health, Inc. 5.90%, 08/28/2028		120	140,497
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		73	71,559

24 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Encompass Health Corp. 5.75%, 09/15/2025	U.S.$	30	$30,862
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 9.50%, 07/31/2027(a)		17	17,340
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.125%, 04/01/2029(a)		48	47,086
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	100	118,471
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)	U.S.$	143	143,473
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028(a)		80	88,539
Legacy LifePoint Health LLC 6.75%, 04/15/2025(a)		20	21,303
LifePoint Health, Inc. 5.375%, 01/15/2029(a)		217	211,236
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a)(c)(j)		10	7,285
ModivCare, Inc. 5.875%, 11/15/2025(a)		24	25,679
Newell Brands, Inc. 4.35%, 04/01/2023		25	26,270
4.70%, 04/01/2026		94	104,802
4.875%, 06/01/2025		12	13,296
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		40	40,905
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 06/15/2029(a)		67	66,106
Post Holdings, Inc. 4.50%, 09/15/2031(a)		40	39,925
4.625%, 04/15/2030(a)		58	59,028
5.50%, 12/15/2029(a)		100	107,028
5.625%, 01/15/2028(a)		54	57,374
5.75%, 03/01/2027(a)		90	94,255
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		82	82,016
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		6	6,650
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		24	25,851
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		20	20,891

abfunds.com	AB HIGH YIELD PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Spectrum Brands, Inc. 3.875%, 03/15/2031(a)	U.S.$	77	$75,642
5.75%, 07/15/2025		3	3,077
Tenet Healthcare Corp. 6.125%, 10/01/2028(a)		17	18,089
6.25%, 02/01/2027(a)		58	60,607
7.50%, 04/01/2025(a)		158	170,459
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		73	73,506
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		23	23,772
US Foods, Inc. 4.75%, 02/15/2029(a)		116	118,314
6.25%, 04/15/2025(a)		107	113,528
US Renal Care, Inc. 10.625%, 07/15/2027(a)		104	109,002
Vizient, Inc. 6.25%, 05/15/2027(a)		10	10,561
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		17	17,753

			4,963,378

Energy – 9.8%
Antero Resources Corp. 5.00%, 03/01/2025		30	30,735
7.625%, 02/01/2029(a)		6	6,672
Apache Corp. 4.375%, 10/15/2028		93	99,046
4.625%, 11/15/2025		8	8,621
4.875%, 11/15/2027		14	15,179
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		127	129,130
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(a)		14	14,634
7.625%, 12/15/2025(a)		201	217,750
Bonanza Creek Energy, Inc. 7.50%, 04/30/2026		6	5,686
Callon Petroleum Co. 6.25%, 04/15/2023		52	52,075
8.00%, 08/01/2028(a)		53	53,577
8.25%, 07/15/2025		8	7,987
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		72	73,448
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		16	16,659
7.00%, 06/15/2025(a)		50	52,079

26 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CNX Resources Corp. 6.00%, 01/15/2029(a)	U.S.$	29	$31,351
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		105	111,840
7.50%, 05/15/2025(a)		36	37,366
DCP Midstream Operating LP 4.95%, 04/01/2022		35	35,657
5.60%, 04/01/2044		53	58,292
Diamond Foreign Asset Co./Diamond Finance LLC 13.00% (9.00% Cash or 13.00% PIK), 04/22/2027(a)(b)(g)		4	4,341
13.00% (9.00% Cash or 13.00% PIK), 04/22/2027(b)(g)		4	3,762
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		93	94,914
EnLink Midstream LLC 5.625%, 01/15/2028(a)		60	63,609
EnLink Midstream Partners LP 4.15%, 06/01/2025		119	124,625
4.40%, 04/01/2024		47	49,354
4.85%, 07/15/2026		107	110,979
5.60%, 04/01/2044		14	12,695
Series C 6.00%, 12/15/2022(k)		102	78,802
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		57	58,003
4.75%, 01/15/2031(a)		106	109,226
5.50%, 07/15/2028		53	57,257
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		45	45,070
6.25%, 05/15/2026		21	21,031
6.50%, 10/01/2025		35	35,408
7.75%, 02/01/2028		62	64,083
8.00%, 01/15/2027		141	148,163
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		96	102,962
7.00%, 08/01/2027		26	27,587
Gulfport Energy Corp. 6.00%, 10/15/2024(c)		128	4,800
6.375%, 05/15/2025-01/15/2026(c)		54	2,025
6.625%, 05/01/2023(c)		4	150
Gulfport Energy Operating Corp. 8.00%, 05/17/2026(a)		55	59,095
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/2025-02/01/2029(a)		12	12,955
6.00%, 02/01/2031(a)		213	225,695

abfunds.com	AB HIGH YIELD PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Independence Energy Finance LLC 7.25%, 05/01/2026(a)	U.S.$	95	$100,152
Indigo Natural Resources LLC 5.375%, 02/01/2029(a)		55	57,674
ITT Holdings LLC 6.50%, 08/01/2029(a)		155	157,916
Moss Creek Resources Holdings, Inc. 10.50%, 05/15/2027(a)		48	47,575
Murphy Oil Corp. 6.375%, 07/15/2028-12/01/2042		111	115,747
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		36	35,288
7.50%, 01/15/2028(a)		37	35,711
Nabors Industries, Inc. 5.75%, 02/01/2025		30	27,598
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		126	129,085
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		86	90,310
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		94	92,607
Occidental Petroleum Corp. 2.70%, 02/15/2023		52	53,160
2.90%, 08/15/2024		192	196,325
3.40%, 04/15/2026		8	8,183
3.50%, 06/15/2025		23	23,526
5.50%, 12/01/2025		28	30,938
5.55%, 03/15/2026		272	300,901
6.125%, 01/01/2031		93	109,354
6.20%, 03/15/2040		69	78,416
8.50%, 07/15/2027		42	52,843
8.875%, 07/15/2030		42	56,220
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		9	5,974
9.25%, 05/15/2025(a)		100	100,751
PDC Energy, Inc. 5.75%, 05/15/2026		69	72,098
Range Resources Corp. 5.00%, 03/15/2023		24	24,971
8.25%, 01/15/2029(a)		55	62,014
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		41	43,053
SM Energy Co. 5.625%, 06/01/2025		34	33,666
6.50%, 07/15/2028		19	19,525

28 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Southwestern Energy Co. 6.45%, 01/23/2025	U.S.$	43		$47,422
8.375%, 09/15/2028		22		24,861
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/2026		34		35,034
5.875%, 03/15/2028		16		17,003
Talos Production, Inc. 12.00%, 01/15/2026		74		78,523
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032(a)		175		180,114
Transocean Guardian Ltd. 5.875%, 01/15/2024(a)		91		88,952
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		28		29,063
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		50		50,249
Transocean, Inc. 6.80%, 03/15/2038		0	**	108
7.50%, 01/15/2026(a)		18		15,474
8.00%, 02/01/2027(a)		89		74,722
11.50%, 01/30/2027(a)		32		34,202
Vantage Drilling International 7.50%, 11/01/2019(b)(c)(e)		46		– 0	–
W&T Offshore, Inc. 9.75%, 11/01/2023(a)		57		55,279
Weatherford International Ltd. 11.00%, 12/01/2024(a)		10		10,390
Western Midstream Operating LP 3.95%, 06/01/2025		33		34,266
4.00%, 07/01/2022		11		11,177
4.35%, 02/01/2025		72		76,073
4.65%, 07/01/2026		41		43,973
4.75%, 08/15/2028		12		13,037
5.30%, 02/01/2030		49		55,027
5.45%, 04/01/2044		26		27,988
6.50%, 02/01/2050		84		97,421

				5,836,314

Other Industrial – 0.9%
Avient Corp. 5.75%, 05/15/2025(a)		103		108,985
Belden, Inc. 3.875%, 03/15/2028(a)	EUR	100		123,596
H&E Equipment Services, Inc. 3.875%, 12/15/2028(a)	U.S.$	33		32,442
IAA, Inc. 5.50%, 06/15/2027(a)		62		65,064

abfunds.com	AB HIGH YIELD PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Interface, Inc. 5.50%, 12/01/2028(a)	U.S.$	53	$55,505
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		104	106,697
Univar Solutions USA, Inc./Washington 5.125%, 12/01/2027(a)		17	17,870

			510,159

Services – 4.4%
ADT Security Corp. (The) 4.875%, 07/15/2032(a)		139	146,553
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		77	81,644
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		200	200,250
ANGI Group LLC 3.875%, 08/15/2028(a)		96	95,612
Aptim Corp. 7.75%, 06/15/2025(a)		85	74,530
APX Group, Inc. 7.875%, 12/01/2022		161	161,599
Aramark Services, Inc. 6.375%, 05/01/2025(a)		95	100,916
Cars.com, Inc. 6.375%, 11/01/2028(a)		115	122,543
eDreams ODIGEO SA 5.50%, 09/01/2023(a)	EUR	102	120,070
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	115	115,446
9.50%, 11/01/2027(a)		28	31,040
Monitronics International, Inc. 0.00%, 04/01/2020(b)(c)(d)(e)		14	– 0	–
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a)		312	313,470
Nielsen Finance LLC/Nielsen Finance Co. 5.875%, 10/01/2030(a)		95	103,453
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		58	56,266
5.25%, 04/15/2024(a)		55	58,929
5.75%, 04/15/2026(a)		130	143,806
6.25%, 01/15/2028(a)		102	108,697
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		12	12,350
Sabre GLBL, Inc. 9.25%, 04/15/2025(a)		65	77,278

30 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Service Corp. International/US 3.375%, 08/15/2030	U.S.$	94	$92,267
Square, Inc. 2.75%, 06/01/2026(a)		79	80,375
3.50%, 06/01/2031(a)		108	108,958
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		61	65,729
Verscend Escrow Corp. 9.75%, 08/15/2026(a)		137	144,500

			2,616,281

Technology – 3.3%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		28	29,071
Ascend Learning LLC 6.875%, 08/01/2025(a)		19	19,366
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		37	37,895
Banff Merger Sub, Inc. 9.75%, 09/01/2026(a)		38	40,058
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		25	26,757
Clarivate Science Holdings Corp. 4.875%, 06/30/2029(a)		31	31,809
CommScope, Inc. 6.00%, 03/01/2026(a)		56	59,130
8.25%, 03/01/2027(a)		29	31,020
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		18	18,462
Elastic NV 4.12%, 07/15/2029		61	61,000
Imola Merger Corp. 4.75%, 05/15/2029(a)		40	41,139
LogMeIn, Inc. 5.50%, 09/01/2027(a)		24	24,880
Microchip Technology, Inc. 4.25%, 09/01/2025		200	210,058
NCR Corp. 5.00%, 10/01/2028(a)		86	88,876
5.125%, 04/15/2029(a)		101	104,205
5.75%, 09/01/2027(a)		24	25,294
6.125%, 09/01/2029(a)		56	61,161
8.125%, 04/15/2025(a)		30	32,754
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		40	42,232
Playtika Holding Corp. 4.25%, 03/15/2029(a)		83	83,081

abfunds.com	AB HIGH YIELD PORTFOLIO | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Presidio Holdings, Inc. 8.25%, 02/01/2028(a)	U.S.$	5	$5,448
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		134	129,641
Science Applications International Corp. 4.875%, 04/01/2028(a)		15	15,741
Seagate HDD Cayman 4.091%, 06/01/2029(a)		156	160,077
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		217	214,674
TTM Technologies, Inc. 4.00%, 03/01/2029(a)		40	40,216
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		305	317,484
Xerox Corp. 4.375%, 03/15/2023		18	18,785

			1,970,314

Transportation - Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		60	63,698
5.75%, 04/20/2029(a)		52	56,234
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		64	68,429
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		73	82,884
United Airlines, Inc. 4.625%, 04/15/2029(a)		59	61,112

			332,357

Transportation - Services – 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(a)		26	27,073
5.75%, 07/15/2027(a)		22	23,088
Herc Holdings, Inc. 5.50%, 07/15/2027(a)		34	35,852
Modulaire Global Finance PLC 6.50%, 02/15/2023(a)	EUR	100	121,045
United Rentals North America, Inc. 3.875%, 02/15/2031	U.S.$	205	208,704
5.50%, 05/15/2027		25	26,482
5.875%, 09/15/2026		28	29,054
XPO Logistics, Inc. 6.25%, 05/01/2025(a)		25	26,598
6.75%, 08/15/2024(a)		28	29,131

			527,027

			41,320,615

32 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 6.3%
Banking – 0.7%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)	U.S.$	103	$105,833
7.00%, 01/15/2026(a)		22	23,567
Ally Financial, Inc. Series B 4.70%, 05/15/2026(k)		164	169,815
Series C 4.70%, 05/15/2028(k)		28	28,358
Discover Financial Services Series D 6.125%, 06/23/2025(k)		93	104,371
Societe Generale SA 8.00%, 09/29/2025(a)(k)		3	3,534

			435,478

Brokerage – 0.2%
Lehman Brothers Holdings, Inc. 5.625%, 01/24/2013(c)(d)		423	2,964
LPL Holdings, Inc. 4.00%, 03/15/2029(a)		60	60,428
NFP Corp. 6.875%, 08/15/2028(a)		35	36,979

			100,371

Finance – 1.9%
Air Lease Corp. Series B 4.65%, 06/15/2026(k)		50	51,810
Aircastle Ltd. 5.25%, 06/15/2026(a)(k)		24	24,241
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		32	30,579
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		36	37,476
Curo Group Holdings Corp. 8.25%, 09/01/2025(a)		119	123,631
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		144	149,018
goeasy Ltd. 4.375%, 05/01/2026(a)		53	54,459
5.375%, 12/01/2024(a)		7	7,249
HighTower Holding, LLC 6.75%, 04/15/2029(a)		130	132,596
Navient Corp. 5.625%, 08/01/2033		31	29,905
6.125%, 03/25/2024		115	124,288

abfunds.com	AB HIGH YIELD PORTFOLIO | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.50%, 06/15/2022	U.S.$	84	$87,591
7.25%, 01/25/2022-09/25/2023		72	78,776
OneMain Finance Corp. 8.875%, 06/01/2025		37	41,002
SLM Corp. 4.20%, 10/29/2025		102	109,628
5.125%, 04/05/2022		21	21,039

			1,103,288

Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc. 10.125%, 08/01/2026(a)		40	45,226
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)		135	141,943
AmWINS Group, Inc. 7.75%, 07/01/2026(a)		87	92,311
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		118	118,241
USI, Inc./NY 6.875%, 05/01/2025(a)		7	7,129

			404,850

Other Finance – 0.2%
Intrum AB 3.50%, 07/15/2026(a)	EUR	100	121,000

REITs – 2.6%
Aedas Homes Opco Sl 4.00%, 08/15/2026		111	134,731
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)	U.S.$	158	166,016
Diversified Healthcare Trust 4.75%, 02/15/2028		189	187,315
9.75%, 06/15/2025		90	99,874
Hospitality Properties Trust 4.50%, 06/15/2023		25	25,589
Iron Mountain, Inc. 4.50%, 02/15/2031(a)		130	131,678
4.875%, 09/15/2029(a)		69	71,287
5.25%, 07/15/2030(a)		25	26,474
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		93	100,819
5.75%, 02/01/2027		59	65,852
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(a)		67	69,362

34 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Realogy Group LLC/Realogy Co-Issuer Corp. 4.875%, 06/01/2023(a)	U.S.$	27		$28,097
9.375%, 04/01/2027(a)		167		185,465
Service Properties Trust 7.50%, 09/15/2025		247		279,793

				1,572,352

				3,737,339

Utility – 1.5%
Electric – 1.4%
Calpine Corp. 3.75%, 03/01/2031(a)		197		187,644
4.50%, 02/15/2028(a)		141		143,788
5.125%, 03/15/2028(a)		133		135,212
Talen Energy Supply LLC 4.60%, 12/15/2021		0	**	211
6.50%, 06/01/2025		101		66,668
7.25%, 05/15/2027(a)		44		41,101
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		148		148,781
5.00%, 07/31/2027(a)		31		31,823
5.50%, 09/01/2026(a)		78		80,479

				835,707

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		77		81,693

				917,400

Total Corporates - Non-Investment Grade (cost $44,257,690)				45,975,354

CORPORATES - INVESTMENT GRADE – 8.1%
Industrial – 4.4%
Basic – 0.3%
ArcelorMittal SA 4.25%, 07/16/2029		25		27,599
7.25%, 10/15/2039		71		101,163
Arconic Corp. 6.00%, 05/15/2025(a)		20		21,304
Glencore Finance Canada Ltd. 6.00%, 11/15/2041(a)		5		6,177

				156,243

Capital Goods – 0.1%
General Electric Co. Series D 3.449% (LIBOR 3 Month + 3.33%), 09/15/2021(f)(k)		40		39,287

abfunds.com	AB HIGH YIELD PORTFOLIO | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Howmet Aerospace, Inc. 5.90%, 02/01/2027	U.S.$	4	$4,695

			43,982

Communications - Telecommunications – 0.3%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		21	23,568
Qwest Corp. 6.75%, 12/01/2021		78	80,365
7.25%, 09/15/2025		55	65,127

			169,060

Consumer Cyclical - Automotive – 0.4%
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		200	220,154

Consumer Cyclical - Other – 0.8%
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		16	18,475
MDC Holdings, Inc. 6.00%, 01/15/2043		87	111,983
PulteGroup, Inc. 6.00%, 02/15/2035		26	34,505
Standard Industries, Inc./NJ 3.375%, 01/15/2031(a)		250	239,188
Toll Brothers Finance Corp. 4.875%, 03/15/2027		93	105,733

			509,884

Consumer Non-Cyclical – 0.6%
HCA, Inc. 5.375%, 09/01/2026		33	37,994
5.625%, 09/01/2028		35	41,514
5.875%, 02/15/2026		54	62,486
Kraft Heinz Foods Co. 4.25%, 03/01/2031		84	95,603
4.375%, 06/01/2046		93	105,398

			342,995

Energy – 0.7%
Cenovus Energy, Inc. 4.25%, 04/15/2027		15	16,773
5.40%, 06/15/2047		2	2,483
6.75%, 11/15/2039		1	1,976
Continental Resources, Inc./OK
4.90%, 06/01/2044		16	18,045
5.75%, 01/15/2031(a)		28	33,543

36 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Enable Midstream Partners LP 4.40%, 03/15/2027	U.S.$	105	$116,089
4.95%, 05/15/2028		20	22,904
Hess Corp. 7.30%, 08/15/2031		36	48,788
Marathon Oil Corp. 6.80%, 03/15/2032		34	44,657
Ovintiv Exploration, Inc. 5.625%, 07/01/2024		79	87,920
QEP Resources, Inc. 5.375%, 10/01/2022		1	532

			393,710

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		5	5,816

Technology – 0.6%
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		125	130,580
MSCI, Inc. 4.00%, 11/15/2029(a)		149	157,191
Nokia Oyj 3.375%, 06/12/2022		16	16,381
6.625%, 05/15/2039		64	83,420

			387,572

Transportation - Airlines – 0.6%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		60	70,012
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		45	50,091
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		234	257,570

			377,673

			2,607,089

Financial Institutions – 3.7%
Banking – 1.1%
Barclays Bank PLC 6.86%, 06/15/2032(a)(k)		15	19,759
CIT Group, Inc. 3.929%, 06/19/2024		37	39,023
Citigroup, Inc. Series T 6.25%, 08/15/2026(k)		38	44,388
Series U 5.00%, 09/12/2024(k)		70	73,370

abfunds.com	AB HIGH YIELD PORTFOLIO | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series V 4.70%, 01/30/2025(k)	U.S.$	41	$42,273
Series W 4.00%, 12/10/2025(k)		18	18,604
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/2022(k)		44	44,664
JPMorgan Chase & Co. Series FF 5.00%, 08/01/2024(k)		80	84,507
Series HH 4.60%, 02/01/2025(k)		49	50,734
Lloyds Banking Group PLC 6.00%, 06/07/2032(k)	GBP	8	10,470
Natwest Group PLC 8.625%, 08/15/2021(k)	U.S.$	117	117,536
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(k)		111	114,761

			660,089

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(k)		58	64,246

Finance – 0.5%
Aircastle Ltd. 2.85%, 01/26/2028(a)		2	2,012
5.25%, 08/11/2025(a)		148	166,231
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		2	2,000
3.50%, 11/01/2027(a)		18	18,903
4.125%, 08/01/2025(a)		16	17,272
4.375%, 01/30/2024(a)		36	38,629
4.875%, 10/01/2025(a)		6	6,647
5.50%, 12/15/2024(a)		41	46,385

			298,079

Insurance – 1.4%
ACE Capital Trust II 9.70%, 04/01/2030		20	30,181
Centene Corp. 2.50%, 03/01/2031		453	447,207
3.00%, 10/15/2030		100	102,773
5.375%, 08/15/2026(a)		82	85,698
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		61	79,965

38 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Prudential Financial, Inc. 5.20%, 03/15/2044	U.S.$	20	$21,563
5.625%, 06/15/2043		50	53,752

			821,139

REITs – 0.6%
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		70	75,054
5.00%, 10/15/2027		122	129,368
5.25%, 08/01/2026		40	40,818
Office Properties Income Trust 4.50%, 02/01/2025		27	29,349
Vornado Realty LP 3.40%, 06/01/2031		70	72,180

			346,769

			2,190,322

Total Corporates - Investment Grade (cost $4,409,391)			4,797,411

BANK LOANS – 4.3%
Industrial – 3.8%
Basic – 0.1%
Nouryon Finance B.V. (fka AkzoNobel) 2.843% (LIBOR 1 Month + 2.75%), 10/01/2025(l)		8	7,919
5.000% (PRIME 3 Month + 1.75%), 10/01/2025(l)		1	1,228
Padagis 06/29/2028(b)(m)		30	29,812

			38,959

Capital Goods – 0.4%
ACProducts Holdings, Inc. 4.417% (LIBOR 3 Month + 4.25%), 05/17/2028(l)		99	98,435
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(l)		57	56,685
Granite US Holdings Corporation 4.147% (LIBOR 3 Month + 4.00%), 09/30/2026(b)(l)		55	55,170

			210,290

Communications - Media – 0.2%
Advantage Sales & Marketing, Inc. 6.000% (LIBOR 3 Month + 5.25%), 10/28/2027(l)		38	38,195

abfunds.com	AB HIGH YIELD PORTFOLIO | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Clear Channel Outdoor Holdings, Inc. 3.686% (LIBOR 3 Month + 3.50%), 08/21/2026(l)	U.S.$	12	$11,500
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.104% (LIBOR 1 Month + 3.00%), 05/01/2026(l)		20	19,516
Univision Communications, Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(l)		52	51,997

			121,208

Communications - Telecommunications – 0.5%
Crown Subsea Communications Holding, Inc. 5.750% (LIBOR 1 Month + 5.00%), 04/27/2027(l)		67	67,515
Intrado Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(l)		26	25,111
Proofpoint, Inc. 06/08/2029(b)(m)		120	121,050
Zacapa SARL 4.703% (LIBOR 3 Month + 4.50%), 07/02/2025(l)		99	99,664

			313,340

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 3.354% (LIBOR 1 Month + 3.25%), 04/30/2026(l)		45	44,978
Navistar, Inc. 3.600% (LIBOR 1 Month + 3.50%), 11/06/2024(l)		9	9,423

			54,401

Consumer Cyclical - Entertainment – 0.0%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.750% (LIBOR 1 Month + 3.00%), 04/01/2024(b)(l)		24	23,922

Consumer Cyclical - Other – 0.2%
Caesars Resort Collection, LLC 2.854% (LIBOR 1 Month + 2.75%), 12/23/2024(l)		37	37,126
Flutter Entertainment PLC 3.647% (LIBOR 3 Month + 3.50%), 07/10/2025(l)		4	4,105

40 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Golden Nugget Online Gaming, Inc. 13.000% (LIBOR 3 Month + 12.00%), 10/04/2023(b)(l)	U.S.$	1	$838
Scientific Games International, Inc. 2.854% (LIBOR 1 Month + 2.75%), 08/14/2024(l)		78	77,595

			119,664

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(l)		6	6,048
Whatabrands LLC 2.832% (LIBOR 1 Month + 2.75%), 07/31/2026(l)		14	14,007

			20,055

Consumer Cyclical - Retailers – 0.2%
Great Outdoors Group, LLC 5.000% (LIBOR 3 Month + 4.25%), 03/06/2028(l)		17	16,850
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(l)		80	80,020

			96,870

Consumer Non-Cyclical – 0.8%
Aldevron, L.L.C. 4.250% (LIBOR 1 Month + 3.25%), 10/12/2026(l)		66	66,283
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.854% (LIBOR 1 Month + 7.75%), 09/26/2025(l)		24	23,632
Arbor Pharmaceuticals, LLC 6.000% (LIBOR 3 Month + 5.00%), 07/05/2023(l)		77	76,053
Envision Healthcare Corporation 3.854% (LIBOR 1 Month + 3.75%), 10/10/2025(l)		28	23,757
Gainwell Acquisition Corp. 4.750% (LIBOR 3 Month + 4.00%), 10/01/2027(l)		40	39,890
Global Medical Response, Inc. (fka Air Medical) 5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(l)		16	15,758
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(l)		40	39,485

abfunds.com	AB HIGH YIELD PORTFOLIO | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.854% (LIBOR 1 Month + 3.75%), 11/16/2025(l)	U.S.$	27	$27,253
U.S. Renal Care, Inc. 5.125% (LIBOR 1 Month + 5.00%), 06/26/2026(l)		59	59,159
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.250% (LIBOR 1 Month + 5.50%), 12/15/2027(l)		90	90,017

			461,287

Energy – 0.2%
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024(l)		35	34,949
Enviva Holdings, LP 6.500% (LIBOR 3 Month + 5.50%), 02/17/2026(b)(l)		98	98,708

			133,657

Other Industrial – 0.2%
American Tire Distributors, Inc. 8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(l)		13	13,500
8.500% (LIBOR 3 Month + 7.50%), 09/02/2024(l)		2	1,512
Core & Main LP
3.750% (LIBOR 1 Month + 2.75%), 01/08/2024(l)		3	2,903
3.750% (LIBOR 3 Month + 2.75%), 01/08/2024(l)		2	1,915
Dealer Tire, LLC 4.355% (LIBOR 1 Month + 4.25%), 12/12/2025(l)		20	19,690
FCG Acquisitions, Inc. 7.250% (LIBOR 3 Month + 6.75%), 03/30/2029(b)(l)		30	30,300
Rockwood Service Corporation 4.104% (LIBOR 1 Month + 4.00%), 01/23/2027(l)		3	3,293
RS IVY Holdco., Inc. 6.500% (LIBOR 1 Month + 5.50%), 12/23/2027(b)(l)		70	69,650

			142,763

42 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Services – 0.2%
Amentum Government Services Holdings LLC 3.604% (LIBOR 1 Month + 3.50%), 01/29/2027(l)	U.S.$	20	$19,736
Garda World Security Corporation 4.350% (LIBOR 1 Month + 4.25%), 10/30/2026(l)		58	58,060
Parexel International Corporation 2.854% (LIBOR 1 Month + 2.75%), 09/27/2024(l)		9	8,763
Sabre GLBL, Inc. 4.750% (LIBOR 1 Month + 4.00%), 12/17/2027(l)		30	29,999
Verscend Holding Corp. 4.104% (LIBOR 1 Month + 4.00%), 08/27/2025(l)		26	26,221

			142,779

Technology – 0.7%
athenahealth, Inc. 4.410% (LIBOR 3 Month + 4.25%), 02/11/2026(l)		71	71,152
Boxer Parent Company, Inc. (fka BMC Software, Inc.) 3.854% (LIBOR 1 Month + 3.75%), 10/02/2025(l)		58	57,738
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(l)		74	73,795
Peraton Corp. 4.500% (LIBOR 1 Month + 3.75%), 02/01/2028(l)		34	33,668
Playtika Holding Corp. 2.854% (LIBOR 1 Month + 2.75%), 03/13/2028(l)		60	59,544
Presidio Holdings Inc.
3.610% (LIBOR 3 Month + 3.50%), 01/22/2027(l)		1	822
3.690% (LIBOR 3 Month + 3.50%), 01/22/2027(l)		14	14,243
Veritas US Inc. 6.000% (LIBOR 3 Month + 5.00%), 09/01/2025(l)		84	84,371

			395,333

			2,274,528

abfunds.com	AB HIGH YIELD PORTFOLIO | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.4%
Insurance – 0.4%
Cross Financial Corp. 4.750% (LIBOR 1 Month + 4.00%), 09/15/2027(l)	U.S.$	45	$44,981
Hub International Ltd. 4.000% (LIBOR 3 Month + 3.25%), 04/25/2025(l)		67	67,183
Jones DesLauriers Insurance Management, Inc.
8.000% (LIBOR 3 Month + 0.08%), 03/26/2029(b)(l)		50	40,375
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.854% (LIBOR 1 Month + 3.75%), 09/03/2026(l)		50	49,654

			202,193

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(l)		9	8,325
4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(l)		44	42,826

			51,151

Total Bank Loans (cost $2,503,942)			2,527,872

EMERGING MARKETS - CORPORATE BONDS – 1.4%
Industrial – 1.4%
Basic – 0.2%
Eldorado Gold Corp. 9.50%, 06/01/2024(a)		73	79,158
First Quantum Minerals Ltd. 7.25%, 04/01/2023(a)		58	59,299

			138,457

Communications - Telecommunications – 0.4%
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		200	210,175

Consumer Cyclical - Other – 0.8%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		236	248,361

44 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wynn Macau Ltd. 5.50%, 01/15/2026(a)	U.S.$	209	$218,700

			467,061

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(b)(e)(g)(h)		17	– 0	–
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(b)(e)(g)(h)		9	– 0	–

			– 0	–

Consumer Non-Cyclical – 0.0%
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b)(c)(e)(g)(h)(j)		2	21
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(c)(d)(h)		96	959

			980

			816,673

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(h)		28	28,844

Financial Institutions – 0.0%
Insurance – 0.0%
Ambac LSNI LLC 6.00% (LIBOR 3 Month + 5.00%), 02/12/2023(a)(f)		7	7,306

Total Emerging Markets - Corporate Bonds (cost $942,775)			852,823

		Shares
COMMON STOCKS – 1.0%
Energy – 0.5%
Energy Equipment & Services – 0.0%
Vantage Drilling International(c)		247	741

Oil, Gas & Consumable Fuels – 0.5%
Berry Corp.		5,250	35,280
Bonanza Creek Energy, Inc.		523	24,618
CHC Group LLC(c)(n)		9,365	318
Denbury, Inc.(c)		679	52,134
Diamond Offshore Drilling, Inc.(b)(c)(e)(h)		6,492	33,488
Edcon Ltd.(b)(c)(e)		8,218	– 0	–
Global Partners LP/MA		1,004	26,024
Gulfport Energy Operating Corp.(c)		2,061	133,347

abfunds.com	AB HIGH YIELD PORTFOLIO | 45

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

K201640219 South Africa Ltd. A Shares(b)(c)(e)	191,574	$	– 0	–
K201640219 South Africa Ltd. B Shares(b)(c)(e)	30,276		– 0	–
Paragon Offshore Ltd. – Class A(b)(c)	267		27
Paragon Offshore Ltd. – Class B(b)(c)	401		4,010
SandRidge Energy, Inc.(c)	5		31
Whiting Petroleum Corp.(c)	142		7,746

			317,023

			317,764

Consumer Discretionary – 0.2%
Auto Components – 0.1%
ATD New Holdings, Inc.(b)(c)	1,009		53,982
Exide Corp.(b)(c)(e)	7		13,825

			67,807

Hotels, Restaurants & Leisure – 0.1%
Caesars Entertainment, Inc.(c)	151		15,666

			83,473

Consumer Staples – 0.1%
Food & Staples Retailing – 0.1%
Southeastern Grocers, Inc.(b)(c)(e)	3,584		67,200

Information Technology – 0.1%
Software – 0.1%
Avaya Holdings Corp.(c)	1,385		37,256
Monitronics International, Inc.(c)	578		5,231

			42,487

Communication Services – 0.1%
Media – 0.1%
DISH Network Corp. – Class A(c)	100		4,180
iHeartMedia, Inc. – Class A(c)	1,045		28,142

			32,322

Materials – 0.0%
Containers & Packaging – 0.0%
Westrock Co.	6		319

Metals & Mining – 0.0%
BIS Industries Holdings Ltd.(b)(c)(e)	21,027		– 0	–
Neenah Enterprises, Inc.(b)(c)(e)	4,481		– 0	–
Ryerson Holding Corp.(c)	1,329		19,403

			19,403

			19,722

Industrials – 0.0%
Construction & Engineering – 0.0%
Willscot Corp.(c)	508		14,158

Total Common Stocks (cost $759,951)			577,126

46 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 0.8%
Mexico – 0.2%
Mexican Bonos Series M 5.75%, 03/05/2026	MXN	1,202	$58,716
Series M 20 10.00%, 12/05/2024		480	26,931

			85,647

Russia – 0.1%
Russian Federal Bond - OFZ Series 6217 7.50%, 08/18/2021	RUB	3,986	54,610

United States – 0.5%
U.S. Treasury Notes 2.75%, 05/31/2023	U.S.$	300	314,391

Total Governments - Treasuries (cost $461,229)			454,648

		Shares
PREFERRED STOCKS – 0.4%
Industrial – 0.3%
Consumer Cyclical - Automotive – 0.1%
Exide International Holdings LP 0.00%(b)(c)(e)(h)		39	31,395

Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%		490	9,080

Energy – 0.1%
Gulfport Energy Operating Corp. 10.00% (10.00% Cash or 15.00% PIK), 08/02/2021(b)(g)(i)(k)		4	18,333
Targa Resources Corp. Series A 9.50%		70	75,268

			93,601

Industrial Conglomerates – 0.1%
WESCO International, Inc. Series A 10.625%		1,425	44,018

			178,094

Financial Institutions – 0.1%
Capital Markets – 0.1%
Ladenburg Thalmann Financial Services, Inc. Series A 8.00%		2,175	42,391

Total Preferred Stocks (cost $170,956)			220,485

abfunds.com	AB HIGH YIELD PORTFOLIO | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.1%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047(a)	U.S.$	56		$56,804

Home Equity Loans - Fixed Rate – 0.1%
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.554%, 10/25/2035		27		27,026
GSAA Home Equity Trust Series 2006-6, Class AF5 6.741%, 03/25/2036		63		26,643

				53,669

Home Equity Loans - Floating Rate – 0.0%
Lehman XS Trust Series 2007-6, Class 3A5 4.493%, 05/25/2037(f)		9		9,014

Total Asset-Backed Securities (cost $130,871)				119,487

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.342% (LIBOR 1 Month + 4.25%), 11/25/2023(f)		26		26,658
Series 2014-HQ2, Class M3 3.842% (LIBOR 1 Month + 3.75%), 09/25/2024(f)		38		38,829
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.492% (LIBOR 1 Month + 4.40%), 01/25/2024(f)		7		7,063
Series 2015-C03, Class 2M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(f)		0	**	352

				72,902

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/2036		4		3,047

48 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036	U.S.$	5	$2,999

			6,046

Total Collateralized Mortgage Obligations (cost $79,291)			78,948

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.635%, 07/10/2047(a)		15	14,703
GS Mortgage Securities Trust Series 2014-GC18, Class D 5.155%, 01/10/2047(a)		29	7,483
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 5.048%, 01/15/2047(a)		29	29,261

Total Commercial Mortgage-Backed Securities (cost $71,323)			51,447

		Shares
INVESTMENT COMPANIES – 0.1%
Funds and Investment Trusts – 0.1%
iShares MSCI Global Metals & Mining Producers ETF(o) (cost $27,153)		805	36,358

		Principal Amount (000)
EMERGING MARKETS - TREASURIES – 0.0%
South Africa – 0.0%
Republic of South Africa Government Bond Series 2023 7.75%, 02/28/2023 (cost $20,971)	ZAR	283	20,544

		Shares
WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(c)		1,210	7,804
Battalion Oil Corp., expiring 10/08/2022(b)(c)(e)		3	– 0	–
Battalion Oil Corp., expiring 10/08/2022(b)(c)(e)		2	– 0	–
Battalion Oil Corp., expiring 10/08/2022(b)(c)(e)		4	– 0	–

abfunds.com	AB HIGH YIELD PORTFOLIO | 49

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(c)	1,980	$38
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(c)	831	14
Willscot Corp., expiring 11/29/2022(b)(c)(e)	787	10,168

Total Warrants (cost $13,125)		18,024

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(b)(c) (cost $0)	3,442	4,051

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(o)(p)(q) (cost $1,671,369)	1,671,369	1,671,369

Total Investments – 96.9% (cost $55,520,037)		57,405,947
Other assets less liabilities – 3.1%		1,819,530

Net Assets – 100.0%		$59,225,477

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Index Futures	1	September 2021	$115,390	$5,300
S&P 500 E-Mini Futures	1	September 2021	214,425	5,648
U.S. T-Note 5 Yr (CBT) Futures	12	September 2021	1,481,156	203
U.S. T-Note 10 Yr (CBT) Futures	18	September 2021	2,385,000	13,781

Sold Contracts
EURO-OAT Futures	1	September 2021	188,582	(913)

				$24,019

50 | AB HIGH YIELD PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	4,120	USD	55	07/28/2021	$(632)
Bank of America, NA	EUR	1,675	USD	2,055	08/03/2021	67,324
Brown Brothers Harriman & Co.	CAD	66	USD	53	07/16/2021	(679)
Brown Brothers Harriman & Co.	EUR	199	USD	240	08/03/2021	3,972
Brown Brothers Harriman & Co.	USD	124	EUR	104	08/03/2021	(1,012)
Brown Brothers Harriman & Co.	MXN	1,348	USD	67	08/27/2021	(418)

						$68,555

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	2.36%	USD	322	$32,186	$(329)	$32,515
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	2.55	USD	150	15,378	4,616	10,762
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.74	USD	2,964	105,764	92,613	13,151
Ford Motor Company, 4.346%, 12/08/2026, 06/20/2023*	5.00	Quarterly	1.28	USD	160	11,861	(7,312)	19,173
iTraxx Europe Crossover Series 35, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.32	EUR	330	49,038	39,600	9,438

						$214,227	$129,188	$85,039

*	Termination date

abfunds.com	AB HIGH YIELD PORTFOLIO | 51

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,770	03/06/2023	3 Month LIBOR	2.714%	Quarterly/Semi-Annual	$87,794	$	– 0	–	$87,794
USD	2,835	09/02/2025	2.248%	3 Month LIBOR	Semi-Annual/ Quarterly	(188,174)		(8,311)		(179,863)
USD	961	01/15/2026	1.978%	3 Month LIBOR	Semi-Annual/ Quarterly	(55,535)		5,398		(60,933)
USD	651	02/16/2026	1.625%	3 Month LIBOR	Semi-Annual/ Quarterly	(25,415)		7,434		(32,849)
USD	150	03/31/2026	1.693%	3 Month LIBOR	Semi-Annual/ Quarterly	(6,092)		– 0	–	(6,092)
USD	100	05/03/2026	1.770%	3 Month LIBOR	Semi-Annual/ Quarterly	(4,253)		– 0	–	(4,253)
USD	800	06/01/2026	1.714%	3 Month LIBOR	Semi-Annual/ Quarterly	(30,898)		32,362		(63,260)
USD	4,650	04/28/2027	3 Month LIBOR	2.330%	Quarterly/Semi-Annual	350,476		16,658		333,818
USD	350	05/03/2027	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	(25,407)		112		(25,519)
USD	940	03/06/2028	2.876%	3 Month LIBOR	Semi-Annual/ Quarterly	(112,519)		– 0	–	(112,519)

						$(10,023)		$53,653		$(63,676)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	10.00%	USD	175	$77,726	$20,911	$56,815
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 05/11/2063*	(3.00)	Monthly	10.00	USD	192	50,688	19,360	31,328
Sale Contracts
BNP Paribas SA
Altice France SA, 6/20/2024*	5.00	Quarterly	1.92	EUR	70	7,638	3,747	3,891
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	28	(12,523)	(3,323)	(9,200)

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PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	10.00%	USD	67	$(29,795)	$(7,336)	$(22,459)
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.56	EUR	100	5,351	3,198	2,153
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	75	(19,813)	(4,817)	(14,996)
CDX-CMBX.NA.BBB Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	252	(66,570)	(16,614)	(49,956)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.36	USD	20	1,786	996	790
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.36	USD	10	893	318	575
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	158	(70,344)	(27,208)	(43,136)

						$(54,963)	$(10,768)	$(44,195)

*	Termination date

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx USD Contingent Convertible Liquid Developed Market AT1	3 Month LIBOR	Quarterly	USD 580	09/20/2021	$975

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $36,164,354 or 61.1% of net assets.

abfunds.com	AB HIGH YIELD PORTFOLIO | 53

PORTFOLIO OF INVESTMENTS (continued)

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Non-income producing security.

(d)	Defaulted matured security.

(e)	Fair valued by the Adviser.

(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2021.

(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2021.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of June 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Diamond Offshore Drilling, Inc. 0.00%	04/23/2021	$19,989		$5,891		0.01%
Exide International Holdings LP 0.00%	11/05/2020	29,328		31,395		0.05%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	03/13/2015 - 06/30/2021	16,274		– 0	–	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	12/31/2019	9,176		– 0	–	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	36,767		– 0	–	0.00%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	28,031		28,844		0.05%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019	4,100		21		0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	02/13/2013	96,161		959		0.00%

(i)	Convertible security.

(j)	Defaulted.

(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(l)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2021.

(m)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(n)	Restricted and illiquid security.

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PORTFOLIO OF INVESTMENTS (continued)

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	03/10/2017	$127,430	$318	0.00%

(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)	Affiliated investments.

(q)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

MXN – Mexican Peso

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

REIT – Real Estate Investment Trust

See notes to financial statements.

abfunds.com	AB HIGH YIELD PORTFOLIO | 55

STATEMENT OF ASSETS & LIABILITIES

June 30, 2021 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $53,848,668)	$55,734,578
Affiliated issuers (cost $1,671,369)	1,671,369
Cash	17,646
Cash collateral due from broker	343,546
Foreign currencies, at value (cost $25,525)	26,242
Receivable for capital stock sold	5,580,709
Unaffiliated dividends and interest receivable	786,190
Receivable for newly entered credit default swaps	200,380
Receivable for terminated credit default swaps	200,374
Receivable for investment securities sold	155,597
Market value of credit default swaps (net premiums paid $48,530)	144,082
Unrealized appreciation on forward currency exchange contracts	71,296
Receivable from Adviser	21,692
Receivable for variation margin on futures	14,334
Receivable for variation margin on centrally cleared swaps	3,419
Unrealized appreciation on total return swaps	975
Affiliated dividends receivable	43

Total assets	64,972,472

Liabilities
Payable for investment securities purchased	5,025,635
Payable for terminated credit default swaps	200,374
Market value of credit default swaps (net premiums received $59,298)	199,045
Dividends payable	83,823
Payable for capital stock redeemed	55,732
Payable for capital gains taxes	6,791
Transfer Agent fee payable	2,924
Unrealized depreciation on forward currency exchange contracts	2,741
Payable for variation margin on centrally cleared swaps	2,197
Accrued expenses and other liabilities	167,733

Total liabilities	5,746,995

Net Assets	$59,225,477

Composition of Net Assets
Capital stock, at par	$5,875
Additional paid-in capital	66,809,320
Accumulated loss	(7,589,718)

$59,225,477

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$45,800	4,542	$10.08	*

Advisor	$59,169,543	5,869,127	$10.08

Z	$10,134	1,005	$10.08

*	The maximum offering price per share for Class A shares was $10.53, which reflects a sales charge of 4.25%.

See notes to financial statements.

56 | AB HIGH YIELD PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2021 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $606)	$1,170,071
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $499)	6,936
Affiliated issuers	113	$1,177,120

Expenses
Advisory fee (see Note B)	65,519
Transfer agency—Class A	2
Transfer agency—Advisor Class	18,889
Distribution fee—Class A	7
Audit and tax	73,689
Custody and accounting	68,472
Administrative	41,257
Printing	27,187
Legal	15,809
Registration fees	13,730
Directors’ fees	9,551
Miscellaneous	20,104

Total expenses	354,216
Less: expenses waived and reimbursed by the Adviser (see Note B)	(262,648)

Net expenses		91,568

Net investment income		1,085,552

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		468,748
Forward currency exchange contracts		(5,126)
Futures		(55,443)
Swaps		348,000
Foreign currency transactions		(15,978)
Net change in unrealized appreciation/depreciation on:
Investments(b)		469,299
Forward currency exchange contracts		77,984
Futures		12,945
Swaps		(218,981)
Foreign currency denominated assets and liabilities		(772)

Net gain on investment and foreign currency transactions		1,080,676

Net Increase in Net Assets from Operations		$2,166,228

(a)	Net of foreign realized capital gains taxes of $1,383.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $288.

See notes to financial statements.

abfunds.com	AB HIGH YIELD PORTFOLIO | 57

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
Increase in Net Assets from Operations
Net investment income	$1,085,552	$2,090,232
Net realized gain on investment and foreign currency transactions	740,201	129,191
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	340,475	970,654

Net increase in net assets from operations	2,166,228	3,190,077
Distributions to Shareholders
Class A	(122)	– 0	–
Advisor Class	(1,182,800)	(2,379,537)
Class Z	(80)	– 0	–
Capital Stock Transactions
Net increase (decrease)	19,491,116	(2,277,269)

Total increase (decrease)	20,474,342	(1,466,729)
Net Assets
Beginning of period	38,751,135	40,217,864

End of period	$59,225,477	$38,751,135

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of nine portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB High Yield Portfolio (the “Fund”), a diversified portfolio. On April 30, 2021, the Fund’s name was changed from the AB FlexFee High Yield Portfolio to AB High Yield Portfolio and the fiscal year end changed from December 31 to October 31. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Effective April 30, 2021 the Fund recommenced offering of Class A and Class Z shares. Class B, Class T, Class 1 and Class 2 shares have not been issued, and no shares of Class C, Class R, Class K or Class I were outstanding as of June 30, 2021. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Advisor Class and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

abfunds.com	AB HIGH YIELD PORTFOLIO | 59

NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value

60 | AB HIGH YIELD PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$45,963,001		$12,353	#	$45,975,354
Corporates – Investment Grade		– 0	–	4,797,411		– 0	–	4,797,411
Bank Loans		– 0	–	2,058,047		469,825		2,527,872
Emerging Markets – Corporate Bonds		– 0	–	852,802		21	#	852,823
Common Stocks		403,853		741		172,532	#	577,126
Governments – Treasuries		– 0	–	454,648		– 0	–	454,648
Preferred Stocks		53,098		117,659		49,728		220,485
Asset-Backed Securities		– 0	–	119,487		– 0	–	119,487
Collateralized Mortgage Obligations		– 0	–	78,948		– 0	–	78,948
Commercial Mortgage-Backed Securities		– 0	–	51,447		– 0	–	51,447
Investment Companies		36,358		– 0	–	– 0	–	36,358
Emerging Markets – Treasuries		– 0	–	20,544		– 0	–	20,544
Warrants		7,856		– 0	–	10,168	#	18,024
Rights		– 0	–	– 0	–	4,051		4,051
Short-Term Investments:
Investment Companies		1,671,369		– 0	–	– 0	–	1,671,369

Total Investments in Securities		2,172,534		54,514,735		718,678		57,405,947
Other Financial Instruments*:
Assets
Futures		24,932		– 0	–	– 0	–	24,932	†
Forward Currency Exchange Contracts		– 0	–	71,296		– 0	–	71,296
Centrally Cleared Credit Default Swaps		– 0	–	214,227		– 0	–	214,227	†
Centrally Cleared Interest Rate Swaps		– 0	–	438,270		– 0	–	438,270	†
Credit Default Swaps		– 0	–	144,082		– 0	–	144,082
Total Return Swaps		– 0	–	975		– 0	–	975
Liabilities
Futures		(913)		– 0	–	– 0	–	(913	)†
Forward Currency Exchange Contracts		– 0	–	(2,741)		– 0	–	(2,741)
Centrally Cleared Interest Rate Swaps		– 0	–	(448,293)		– 0	–	(448,293	)†
Credit Default Swaps		– 0	–	(199,045)		– 0	–	(199,045)

Total		$2,196,553		$54,733,506		$718,678		$57,648,737

#	The Fund held securities with zero market value at period end.

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NOTES TO FINANCIAL STATEMENTS (continued)

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade#		Bank Loans		Emerging Markets - Corporate Bonds#		Common Stocks#
Balance as of 12/31/20	$4,250		$341,734		$64		$97,103
Accrued discounts/(premiums)	14		– 0	–	(250)		– 0	–
Realized gain (loss)	128		820		– 0	–	(27,102)
Change in unrealized appreciation/depreciation	688		7,013		(1,061)		(11,100)
Purchases/Payups	7,401		370,613		1,268		113,631
Sales	(128)		(240,440)		– 0	–	– 0	–
Transfers into level 3	– 0	–	23,501		– 0	–	– 0	–
Transfers out of level 3	– 0	–	(33,416)		– 0	–	– 0	–

Balance as of 6/30/2021	$12,353		$469,825		$21		$172,532

Net change in unrealized appreciation/depreciation from investments held as of 6/30/2021**	$688		$8,056		$(1,061)		$(38,202)

	Preferred Stocks		Warrants#		Rights		Total
Balance as of 12/31/20	$29,445		$7,169		$3,442		$483,207
Accrued discounts/(premiums)	– 0	–	– 0	–	– 0	–	(236)
Realized gain (loss)	– 0	–	– 0	–	– 0	–	(26,154)
Change in unrealized appreciation/depreciation	17,243		2,999		609		16,391
Purchases/Payups	3,040		– 0	–	– 0	–	495,953
Sales	– 0	–	– 0	–	– 0	–	(240,568)
Transfers into level 3	– 0	–	– 0	–	– 0	–	23,501
Transfers out of level 3	– 0	–	– 0	–	– 0	–	(33,416)

Balance as of 6/30/2021	$49,728		$10,168		$4,051		$718,678

Net change in unrealized appreciation/depreciation from investments held as of 6/30/2021**	$17,243		$2,999		$609		$(9,668)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

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The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2021. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/21			Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade		$4,250		Recovery Analysis	Collateral Value	$85.10
	$	– 0	–	Qualitative Assessment		$0.00

		$4,250

Common Stocks		$33,488		Market Approach	Price of Restructured Bonds	$18.00
		$13,825		Market Approach	Projected Enterprise Value	$580.9mm to $646.8mm
	$	– 0	–	Qualitative Assessment		$0.00
	$	– 0	–	Qualitative Assessment		$0.00

		$47,313

Preferred Stocks		$31,395		Discounted Cash Flow	Discount Rate on Future Cash Flows	12.21%
Warrants.		$10,168		Option Pricing Model	Exercise Price	$12.92
	$	– 0	–	Qualitative Assessment		$0.00

		$10,168

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, Price of Restructured Bonds, Projected Enterprise Value and Exercise Price in insolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Discount Rate on Future Cash Flows in isolation would be expected to result in a significantly lower (higher) fair value measurement.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against

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the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

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6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Effective April 30, 2021, under an amended advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .425% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. Prior to April 30, 2021, the Fund calculated and accrued daily a base fee, at an annualized rate of .40% of the Fund’s average daily net assets (“Base Fee”). The prior advisory fee was increased or decreased from the Base Fee by a performance adjustment (“Performance Adjustment”) that depended on whether, and to what extent, the investment performance of the Advisor Class shares of the Fund (“Measuring Class”) exceeded, or was exceeded by, the performance of the Markit iBoxx USD Liquid High Yield Index (“Index”) plus .75% (“Index Hurdle”) over the Performance Period (as defined below). The Performance Adjustment was calculated and accrued daily, according to a schedule that added or subtracted .002667% of the Fund’s average daily net assets for each .01% of absolute performance by which the performance of the Measuring Class exceeded or lagged the Index Hurdle for the period from the beginning of the Performance Period through the current business day. The maximum Performance Adjustment (positive or negative) could not exceed an annualized rate of +/- .20% (“Maximum Performance Adjustment”) of the Fund’s average daily net assets, which would occur when the performance of the Measuring Class exceeded, or was exceeded by, the Index Hurdle by .75% or more for the Performance Period. On a monthly basis, the Fund paid the Adviser the minimum fee rate of .20% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund paid to the Adviser the total advisory fee, less the amount of any minimum

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fees paid during the Performance Period and any waivers described below. The period over which performance was measured (“Performance Period”) was initially from February 26, 2018 to December 31, 2019 and thereafter was each 12-month period beginning on the first day in the month of January through December 31 of the same year. In addition, the Adviser had agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount was less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the period from January 1, 2021 until the implementation of the new advisory fee on April 30, 2021, the Fund paid the minimum fee under the prior advisory fee arrangement (0.20% of the Fund’s average daily net assets) in accordance with a contractual fee waiver with the Adviser.

Currently, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total expenses (other than the advisory fee, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Cap”) to .85%, .60% and .60% of daily average net assets for the Class A, Advisor Class and Class Z, respectively. For the six months ended June 30, 2021, such reimbursements/ waivers amounted to $221,022. Prior to April 30, 2021, the Advisor had agreed to waive its fees and bear certain expenses to the extent necessary to limit total expenses on an annual basis from exceeding .10% of average daily net assets.

The Expense Cap will remain in effect until April 30, 2022 and then may be continued thereafter from year to year by the Adviser. Any fees waived and expenses borne by the Adviser between February 26, 2018 and December 31, 2019 are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amount to $450,749 for the period ended October 31, 2018, $157,175 for the period ended December 31, 2018 and $484,978 for the year ended December 31, 2019. In any case, no repayment will be made that would cause the Fund’s total annual expenses (subject to the exclusions set forth above) to exceed .10% of average daily net assets.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended June 30, 2021, the Adviser voluntarily agreed to waive such fees in the amount of $41,257.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency

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Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $8,769 for the six months ended June 30, 2021.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2022. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended June 30, 2021, such waiver amounted to $369.

A summary of the Fund’s transactions in AB mutual funds for the six months ended June 30, 2021 is as follows:

Fund	Market Value 12/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$148	$22,745	$21,222	$1,671	$0	*

*	Amount is less than $500.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximate 65% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings (and related transactions). As a result, as of May 20, 2021, AXA no longer owns shares of Equitable.

Sales that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Portfolios’ investment advisory and administration agreements. In order to ensure that investment advisory

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and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares. There are no distribution and servicing fees on Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2021, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$28,801,370		$11,938,770
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$3,404,884
Gross unrealized depreciation	(1,448,257)

Net unrealized appreciation	$1,956,627

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2021, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are

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known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/ counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2021, the Fund held futures for hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the

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Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/ depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended June 30, 2021, the Fund held interest rate swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront

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premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/ performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended June 30, 2021, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended June 30, 2021, the Fund held total return swaps for non-hedging purposes.

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The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended June 30, 2021, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$13,984	*	Receivable/Payable for variation margin on futures	$913	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	421,612	*	Receivable/Payable for variation margin on centrally cleared swaps	485,288	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	71,296		Unrealized depreciation on forward currency exchange contracts	2,741

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	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Market value of credit default swaps	$144,082		Market value of credit default swaps	$199,045

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	85,039	*

Credit contracts	Unrealized appreciation on total return swaps	975

Equity contracts	Receivable/Payable for variation margin on futures	10,948	*

Total		$747,936			$687,987

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$5,207	$7,151

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	(90,284)	5,664

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/ depreciation on forward currency exchange contracts	(5,126)	77,984

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	342,793	(226,132)

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	$34,841	$7,281

Total		$287,431	$(128,052)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended June 30, 2021:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$57,696	(a)
Average notional amount of sale contracts	$3,577,089
Centrally Cleared Interest Rate Swaps
Average notional amount	$13,207,000
Credit Default Swaps:
Average notional amount of buy contracts	$370,521
Average notional amount of sale contracts	$820,293
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$124,303	(b)
Average principal amount of sale contracts	$2,336,432
Futures:
Average notional amount of buy contracts	$5,228,386
Average notional amount of sale contracts	$197,205
Total Return Swaps:
Average notional amount	$580,000

(a)	Positions were open for four months during the reporting period.

(b)	Positions were open for three months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of June 30, 2021. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$67,324	$(632)		$	– 0	–	$	– 0	–	$66,692
BNP Paribas SA	7,638	– 0	–		– 0	–		– 0	–	7,638
Brown Brothers Harriman & Co.	3,972	(2,109)			– 0	–		– 0	–	1,863
Credit Suisse International	83,077	(42,318)			– 0	–		– 0	–	40,759
Goldman Sachs International.	54,342	(54,342)			– 0	–		– 0	–	– 0	–

Total	$216,353	$(99,401)		$	– 0	–	$	– 0	–	$116,952	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA	$632	$(632)		$	– 0	–	$	– 0	–	$ – 0	–
Brown Brothers Harriman & Co.	2,109	(2,109)			– 0	–		– 0	–	– 0	–
Credit Suisse International	42,318	(42,318)			– 0	–		– 0	–	– 0	–
Deutsche Bank AG	86,383	– 0	–		– 0	–		– 0	–	86,383
Goldman Sachs International.	70,344	(54,342)			– 0	–		– 0	–	16,002

Total	$201,786	$(99,401)		$	– 0	–	$	– 0	–	$102,385	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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3. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and may receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of June 30, 2021, the Fund had the following unfunded loan commitment which could be extended at the option of borrower pursuant to the respective loan agreement. The unrealized appreciation on such loan was $130.

Borrower	Unfunded Loan Participation Commitment	Funded
Jones DesLauriers Insurance Management, Inc. 2021 Delayed Draw Term Loan (Second Lien)	$5,000	$	– 0	–

As of June 30, 2021, the Fund had no bridge loan commitments outstanding.

During the six months ended June 30, 2021, the Fund received commitment fees or additional funding fees in the amount of $25.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020		Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020

Class A*
Shares sold	4,538	– 0	–	$45,579	$	– 0	–

Shares issued in reinvestment of dividends	4	– 0	–	45		– 0	–

Net increase	4,542	– 0	–	$45,624	$	– 0	–

Advisor Class
Shares sold	2,673,545	1,342,319		$26,744,954		$12,290,493

Shares issued in reinvestment of dividends	48,022	121,319		478,069		1,122,225

Shares redeemed	(781,417)	(1,709,250)		(7,787,561)		(15,689,987)

Net increase (decrease)	1,940,150	(245,612)		$19,435,462		$(2,277,269)

Class Z*
Shares sold	1,005	– 0	–	$10,030	$	– 0	–

Net increase	1,005	– 0	–	$10,030	$	– 0	–

*	Commenced distributions on April 30, 2021.

At June 30, 2021, the Adviser owned 31% of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the bond or stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with

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NOTES TO FINANCIAL STATEMENTS (continued)

longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility, due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of

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NOTES TO FINANCIAL STATEMENTS (continued)

reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in fixed-income securities denominated in foreign currencies or reduce the Fund’s returns.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

LIBOR Transition and Associated Risk—A Fund may invest in debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. The United Kingdom Financial Conduct Authority, which regulates LIBOR, will cease publishing certain LIBOR benchmarks at the end of 2021. Although certain LIBOR rates are intended to be published until June 2023, banks are strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and the Secured Overnight Financing Rate, global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR is underway but remains incomplete. The elimination of LIBOR or changes to other reference rates or any other

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NOTES TO FINANCIAL STATEMENTS (continued)

changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 2021.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending December 31, 2021 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2020 and December 31, 2019 were as follows:

	2020	2019
Distributions paid from:
Ordinary income	$2,379,537	$2,205,237

Total taxable distributions paid	$2,379,537	$2,205,237

As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$189,428
Accumulated capital and other losses	(9,990,151	)(a)
Unrealized appreciation/(depreciation)	1,321,144	(b)

Total accumulated earnings/(deficit)	$(8,479,579	)(c)

(a)

As of December 31, 2020, the Fund had a net capital loss carryforward of $9,990,151. During the fiscal year, the Fund utilized $3,705 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(c)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2020, the Fund had a net short-term capital loss carryforward of $5,227,619 and a net long-term capital loss carryforward of $4,762,532, which may be carried forward for an indefinite period.

NOTE I

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	April 30, 2021(a) to June 30, 2021		Year Ended October 31, 2017	September 1, 2016 to October 31, 2016(b)		July 26, 2016(c) August 31, 2016

Net asset value, beginning of period	$ 9.98		$ 9.46	$ 9.44		$ 9.36

Income From Investment Operations

Net investment income(d)(e)	.04		.46	.08	#	.05

Net realized and unrealized gain on investment and foreign currency transactions	.14		.25	.01		.07	‡

Contributions from Affiliates	– 0	–	.00 (f)	– 0	–	– 0	–

Net increase in net asset value from operations	.18		.71	.09		.12

Less: Dividends

Dividends from net investment income	(.08)		(.42)	(.07)		(.04)

Return of capital	– 0	–	(.04)	– 0	–	– 0	–

Net asset value, end of period	$ 10.08		$ 9.71	$ 9.46		$ 9.44

Total Return

Total investment return based on net asset value(g)*	1.76%		7.61%+	.90	%#	1.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$46		$5,150	$1,186		$1,000

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)(i)†	.85	%^	.95%	1.03	%^	1.06	%^

Expenses, before waivers/reimbursements(h)(i)†	2.40	%^	2.64%	3.25	%^	2.71	%^

Net investment income(e)	2.69	%^	4.82%	4.81	%^#	5.13	%^

Portfolio turnover rate	28%		65%	9%		44%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.02	%^	.00	%^

See footnote summary on page 89.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended June 30, 2021	Year Ended December 31,	November 1, 2018 to December 31, 2018(j)	Year Ended October 31,	September 1, 2016 to October 31, 2016(b)	July 26, 2016(c) to August 31, 2016
2020	2019	2018	2017

Net asset value, beginning of period	$ 9.86	$ 9.63	$ 8.90	$ 9.36	$ 9.71	$ 9.46	$ 9.44	$ 9.36

Income From Investment Operations

Net investment income(d)(e)	.25	.50	.52	.09	.50	.49	.08	#	.05

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.24	.30	.77	(.41)	(.37)	.24	.01	.08	‡
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)	.00	(f)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.49	.80	1.29	(.32)	.13	.73	.09	.13

Less: Dividends and Distributions

Dividends from net investment income	(.27)	(.57)	(.56)	(.14)	(.48)	(.43)	(.07)	(.05)
Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.05)	– 0	–	– 0	–

Total dividends and distributions	(.27)	(.57)	(.56)	(.14)	(.48)	(.48)	(.07)	(.05)

Net asset value, end of period	$ 10.08	$ 9.86	$ 9.63	$ 8.90	$ 9.36	$ 9.71	$ 9.46	$ 9.44

Total Return

Total investment return based on net asset value(g)*	4.99%	8.95	%+	14.77	%+	(3.45)%	1.32	%**	7.89	%+	.94	%+#	1.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$59,169	$38,751	$40,218	$30,509	$33,990	$4,185	$2,733	$2,063

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)(i)†	.42	%^	.70%	.29	%++	.29	%^++	.33%	.71%	.78	%^	.81	%^

Expenses, before waivers/reimbursements(h)(i)†.	1.63	%^	2.17%	1.84	%++	3.25	%^++	2.56%	2.49%	3.18	%^	2.41	%^

Net investment income(e)	4.99	%^	5.41%	5.45%	5.73	%^	5.20%	5.11%	4.90	%^#	5.30	%^

Portfolio turnover rate	28%	75%	40%	5%	75%	65%	9%	44%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.01	%^	.01%	.01%	.02	%^	.00	%^

See footnote summary on page 89.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	April 30, 2021(a) to June 30, 2021		Year Ended October 31, 2017	September 1, 2016 to October 31, 2016(b)		Year Ended August 31, 2016

Net asset value, beginning of period	$ 9.98		$ 9.45	$ 9.43		$ 9.87

Income From Investment Operations

Net investment income(d)(e)	.04		.49	.08	#	.60

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.14		.24	.01		(.04)

Contributions from Affiliates	– 0	–	.00 (f)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.18		.73	.09		.56

Less: Dividends

Dividends from net investment income	(.08)		(.43)	(.07)		(1.00)

Return of capital	– 0	–	(.05)	– 0	–	– 0	–

Net asset value, end of period	$ 10.08		$ 9.70	$ 9.45		$ 9.43

Total Return

Total investment return based on net asset value(g)*	1.80%		7.91%+	.94	%+#	6.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10		$499	$65,177		$67,780

Expenses, net of waivers/reimbursements(h)(i)†	.60	%^	.73%	.78	%^	.25%

Expenses, before waivers/reimbursements(h)(i)†	2.08	%^	1.41%	2.39	%^	.30%

Net investment income(e)	2.73	%^	5.12%	4.96	%^#	6.41%

Portfolio turnover rate	28%		65%	9%		44%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	00	%^	.01%	.02	%^	.00%

(a)	Class A and Class Z shares of the Fund were not in operation from February 26, 2018 until April 30, 2021. Class A and Class Z shares resumed operations on April 30, 2021.

(b)	The Fund changed its fiscal year end from August 31 to October 31.

(c)	Inception date.

(d)	Based on average shares outstanding.

(e)	Net of expenses waived/reimbursed by the Adviser.

(f)	Amount is less than $.005.

(g)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(h)	The expense ratios presented below exclude interest expense:

			Year Ended				Year Ended
	Six Months Ended June 30, 2021		December 31, 2020	December 31, 2019	November 1, 2018 to December 31, 2018(j)		October 31, 2018	October 31, 2017	September 1, 2016 to October 31, 2016(b)		Year Ended August 31, 2016
Class A
Net of waivers/ reimbursements	.85	%^	N/A	N/A	N/A		N/A	.95%	1.03	%^	1.05	%^
Before waivers/ reimbursements	2.40	%^	N/A	N/A	N/A		N/A	2.69%	3.25	%^	2.70	%^
Advisor Class
Net of waivers/ reimbursements	.42	%^	.70%	.29%	.29	%^	.31%	.70%	.78	%^	.80	%^
Before waivers/ reimbursements	1.63	%^	2.17%	1.84%	3.25	%^	2.54%	2.54%	3.18	%^	2.40	%^
Class Z
Net of waivers/ reimbursements	.60	%^	N/A	N/A	N/A		N/A	.73%	.78	%^	.25%
Before waivers/ reimbursements	2.08	%^	N/A	N/A	N/A		N/A	1.47%	2.39	%^	.29%

(i)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended December 31, 2019, period ended December 31, 2018, years ended October 31, 2018, October 31, 2017 and period ended October 31, 2016, such waivers amounted to .01% , .01% (annualized), .01%, .01% and .02% (annualized), respectively.

(j)	The Fund changed its fiscal year end from October 31 to December 31.

‡

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended December 31, 2019, October 31, 2018, October 31, 2017 and August 31, 2016 by .01%, .03%, .07% and .02%, respectively.

**	Includes the impact of reimbursements from the Adviser which enhanced the Fund’s performance for the year ended October 31, 2018 by .01%.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

#	For the year ended October 31, 2016 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.003	.20%	.03%

++

The advisory fee reflected in the Fund’s expense ratio may be higher or lower than the Base Fee plus Performance Adjustment due to the different time periods over which the fee is calculated (i.e., the financial reporting vs. the Performance Period).

See notes to financial statements

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BOARD OF DIRECTORS

Marshall C. Turner, Jr(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Gershon M. Distenfeld(2), Vice President William Smith(2), Vice President Jacqueline Pincus(2), Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street

Nasvhille, TN 37203

Transfer Agent

AllianceBernstein
Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s High Yield Investment Team. Messrs. Distenfeld and Smith and Ms. Pincus are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Operation and Effectiveness of the Funds’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2021, which covered the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Funds’ LRMP is adequately designed, has been implemented as intended,

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and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, beginning in March 2020, all financial markets experienced extreme levels of price volatility and relative illiquidity resulting from the COVID-19 impacts on the global economy. This extreme relative illiquidity resulted in significantly wider bid-ask spreads to transact in securities, including many of those securities held by the Fund, and in a diminished depth of liquidity in most markets, to varying degrees. Nonetheless, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Board Consideration of Amendment to the Fund’s Advisory Agreement

At the Board Meeting held by video conference on November 3-5, 2020, the Adviser presented its recommendation that the Board of Directors (the “Board” or “Directors”) of AB Bond Fund, Inc. (the “Company”) consider and approve an amendment to the Company’s then-current Advisory Agreement with the Adviser (the “Amended Agreement”) in respect of AB FlexFeeTM High Yield Portfolio (the “Fund”)* to implement an advisory fee with breakpoints at specific asset levels (based on the Fund’s average daily net assets) and eliminate the performance-based advisory fee. The Adviser cited the following reasons for its recommendation:

•

The performance-based fee structure has failed to increase investor demand and attract significant assets for the Fund, making it more difficult for the Fund to achieve economies of scale. The Adviser also observed that the Fund’s then-current advisory fee structure was not in line with those of peer funds, noting that few other firms had made a substantial effort to launch fulcrum fee funds since implementation of the performance-based fee structure for the Fund in 2018.

•	The methodology used to calculate the performance-based fee is complex, preventing the Fund from being more competitive in the mutual fund marketplace.

•

The performance-based fee structure creates uncertainty for investors in reasonably predicting Fund expenses, due to significant fluctuations in advisory fees and total expense ratios that can result from fund performance fluctuations. This was a particular issue in the qualified plan context, where uncertainty about the amount of future fees has been a concern.

At the recommendation of the Adviser, the Board, including a majority of the Directors who are not interested persons of the Company (the “Independent Directors”) as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved the Amended Agreement between the Company, on behalf of the Fund, and the Adviser, for an initial two-year period, at the Board Meeting. The Board, including the Independent Directors, also recommended approval of the Amended Agreement by stockholders.

At the Board Meeting, the Board also approved, upon recommendation of the Adviser, (i) changing the Fund’s name to “AB High Yield Portfolio”; (ii) changing the benchmark against which the Fund’s performance is compared in the Fund’s prospectus and shareholder reports from the Markit iBoxx USD Liquid High Yield Index to the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index, the index used by the Fund

*	Effective April 30, 2021, the Fund changed its name to AB High Yield Portfolio.

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prior to the implementation of the performance-based fee structure; (iii) changing the Fund’s fiscal year end from December 31 to October 31, to be consistent with the other fixed-income mutual funds advised by the Adviser with conventional asset-based advisory fees; and (iv) changing the Fund’s dividend policy to declare dividends daily instead of monthly. The Directors also noted the Adviser’s intent, in connection with these changes, to offer Class A and Class Z shares in addition to Advisor Class shares. Implementation of the foregoing changes and actions was conditioned upon approval by stockholders of the Amended Agreement and would be effective on or about May 1, 2021.

The Directors also considered that the Fund would not bear the expenses relating to the above-referenced changes, including expenses relating to the special meeting of stockholders called to approve the Amended Agreement and the preparation, printing and mailing of the proxy materials and of all related solicitations, in light of the applicable expense limitation agreement and the Adviser’s agreement to bear such expenses to the extent not subject to such expense limitation agreement.

At the Board Meeting, the Directors also approved the continuance of the Fund’s then-current Advisory Agreement for an additional annual term or, if earlier, until such time as the Amended Agreement takes effect.

Prior to their approval of the Amended Agreement and the continuance of the then-current Advisory Agreement, the Directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Amended Agreement and the proposed continuance of the then-current Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The Directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The Directors also discussed the proposed approvals in private sessions with counsel.

The Directors considered the fact that the Amended Agreement would have terms and conditions substantially identical to those of the then-current Advisory Agreement, except for (i) the absence of the performance-based advisory fee and adoption of a more conventional advisory fee, which would consist of an advisory fee with breakpoints at specific asset levels (based on the Fund’s average daily net assets) under the Amended Agreement and (ii) the change in the name of the Fund.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its

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responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the then-current and proposed management fees. In connection with their consideration of the then-current management fee, the Directors considered materials presented to them concerning the SEC’s published guidance on factors that should be considered in connection with fulcrum fee arrangements, including the following factors: (1) the fairness of the fulcrum fee; (2) selection of an appropriate index against which fund performance should be measured; (3) variations in periods used for computing average asset values and performance; (4) length of period over which performance is computed; (5) computation of performance over a rolling period; (6) performance for transitional periods; (7) computation of the performance of the fund and the index with respect to payment of dividends and capital gains distributions; and (8) avoidance of basing significant fee adjustments upon random or insignificant differences. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Fund, and the overall arrangements between the Fund and the Adviser, as provided in the then-current Advisory Agreement and the Amended Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services provided by the Adviser under the then-current Advisory Agreement and to be provided under the Amended Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The Directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio

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management team and other senior personnel of the Adviser. The Directors also considered that the Amended Agreement, similar to the then-current Advisory Agreement, provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser had not requested any reimbursements from the Fund in 2020 through the date of the Board Meeting, in the Fund’s fiscal year ended December 31, 2019, in the two-month fiscal period ended December 31, 2018 and in the fiscal year ended October 31, 2018. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the then-current Advisory Agreement and to be provided to the Fund under the Amended Agreement.

Costs of Services to be Provided and Profitability

In connection with their approval of the continuance of the Fund’s then-current Advisory Agreement the Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The Directors recognized that it is difficult to make comparisons of the profitability of the then-current Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The Directors noted that the Fund was not profitable to the Adviser in the periods reviewed. The Directors noted that, due to the performance fee component of the advisory fee under the then-current Advisory Agreement, profitability would tend to be higher with better performance relative to the Fund’s benchmark index, which they considered to create an appropriate alignment of incentives. The Directors noted that, due to the elimination of the performance fee, profitability in respect of periods after the effective date of the Amended Agreement (if it becomes effective) would no longer be directly affected by investment performance relative to the Fund’s benchmark index.

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The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Amended Agreement and the Directors recognized that such information for 2021 and subsequent years would differ from that reviewed previously as a result of the elimination of the performance fee.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, and the money market fund advised by the Adviser in which the Fund invests. including, but not limited to, benefits relating to 12b-1 fees and sales charges to be received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of Class A shares to be offered with the implementation of the Amended Agreement, and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The Directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board Meeting, the Directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Board Meeting, the Directors reviewed performance information for the Fund’s operations prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year period ended July 31, 2020. Based on their review, the Directors concluded that the Fund’s investment performance was acceptable. In connection with their consideration of the Amended Agreement, the Directors noted that the Fund’s performance would have been different had the fee schedule in the Amended Agreement been in effect during such periods.

Management Fees and Other Expenses

The Directors considered the advisory fee rate payable by the Fund to the Adviser under the then-current Advisory Agreement and the proposed advisory fee rate payable by the Fund to the Adviser under the Amended Agreement, and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The Directors considered the

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Fund’s contractual effective advisory fee rate under the then-current Advisory Agreement against a peer group median. The Directors also compared the Fund’s proposed contractual effective advisory fee rate under the Amended Agreement with a peer group median. The information reviewed by the Directors showed that its proposed contractual effective advisory fee rate under the Amended Agreement was lower than the peer group median.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule under the then-current Advisory Agreement and the Amended Agreement, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund stockholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their

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advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s operations under the then-current performance-based advisory fee structure, the Directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and the Directors considered the Adviser’s expense cap for the Fund. The Directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The Directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the Directors concluded that the Fund’s expense ratio was acceptable.

With respect to the Fund’s proposed implementation of an asset-based advisory fee with breakpoints at specific asset levels as provided in the Amended Agreement, the Directors considered the proposed total expense ratio of the Advisor Class shares of the Fund (Class A and Class Z shares will also be offered) in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s proposed expense cap for the Fund’s Advisor Class shares, with corresponding expense caps for the other classes of shares, for an initial period to end no earlier than April 30, 2022. The Directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the Directors concluded that the Fund’s proposed expense ratios were acceptable.

Economies of Scale

The Directors noted that the proposed advisory fee schedule for the Fund in the Amended Agreement, unlike the advisory fee schedule in the then-current Advisory Agreement, contains breakpoints that reduce the fee rates on assets above specified levels. The Directors took into consideration prior presentations by an independent consultant on economies of

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scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also previously discussed economies of scale with an independent fee consultant. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board Meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the Directors concluded that the Fund’s stockholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio1

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to April 30, 2021, High Yield Portfolio was named FlexFee High Yield Portfolio.

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NOTES

abfunds.com	AB HIGH YIELD PORTFOLIO | 103

NOTES

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AB HIGH YIELD PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

HY-0152-0621

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan President

Date:	August 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan President

Date:	August 26, 2021

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	August 26, 2021